UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-4443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
March 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report September 30, 2010

EATON VANCE LIMITED MATURITY MUNICIPAL INCOME FUNDS

AMT-Free

National

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

Investment Update	2

Performance Information and Portfolio Composition
AMT-Free	3
National	5

Fund Expenses	7

Financial Statements	9

Board of Trustees’ Contract Approval	40

Officers and Trustees	46
EX-99.CERT Section 302 Certification
EX-99.906CERT Section 906 Certification

1

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2.0%.
Municipal bond performance was positive for the period, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. In the second half of the period, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.
Against this backdrop, the Funds’ primary benchmark, the Barclays Capital 7 Year Municipal Bond Index1 (the Index)—an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years— gained 5.84% for the period. Munis with longer maturities and lower credit quality performed best during the period, with the Barclays Capital 20 Year Municipal Bond Index gaining 6.64%. Shorter-maturity bonds, represented by the Barclays Capital 5 Year Municipal Bond Index, returned 4.25%.
Management Discussion
For the six months ending September 30, 2010, the Funds underperformed the Index. During the period, bonds with longer maturities were hurt more than those on the shorter end of the yield curve. As the Funds tend to have more bonds in the 9-11 year part of the curve than the Index, the flight to quality that occurred in July and August 2010—with investors seeking shorter-maturity bonds—detracted from relative performance. In addition, the Funds were modestly hedged using Treasury futures, an ongoing strategy that management has employed for many years which is designed to help mitigate interest-rate risk, and these hedged positions were a minor detractor during the period. On the other hand, the Funds continued to be well diversified and avoided any significant issue-specific or state-specific problems, which bolstered their returns. Their longer maturities also helped relative performance in September 2010, when investors were willing to extend out on the yield curve.
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

2

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXFLX	ELFLX	EZFLX	EILMX

Average Annual Total Returns (at net asset value)
Six Months	5.56%	5.17%	5.18%	N.A.
One Year	4.49	3.83	3.79	N.A.
Five Years	3.86	3.10	3.08	N.A.
10 Years	4.49	3.73	3.71	N.A.
Life of Fund†	4.31	3.79	3.29	1.99	%††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	3.18%	2.17%	4.18%	N.A.
One Year	2.09	0.83	2.79	N.A.
Five Years	3.38	3.10	3.08	N.A.
10 Years	4.26	3.73	3.71	N.A.
Life of Fund†	4.15	3.79	3.29	1.99	%††

†	Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93; Class I: 8/3/10

††	Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.91%	1.66%	1.66%	0.76%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.29%	2.53%	2.53%	3.43%
Taxable-Equivalent Distribution Rate[3,4]	5.06	3.89	3.89	5.28
SEC 30-day Yield[5]	2.16	1.45	1.46	2.36
Taxable-Equivalent SEC 30-day Yield[4,5]	3.32	2.23	2.25	3.63
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74
Lipper Averages7 (Average Annual Total Returns)

Lipper Intermediate Municipal Debt Funds Classification

Six Months	4.77%
One Year	4.98
Five Years	4.26
10 Years	4.64

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 160, 145, 118 and 72 funds for the 6-month,
1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

3

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund as of September  30, 2010
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Fund Statistics

• Number of Issues:	92
• Average Maturity:	13.1 years
• Average Effective Maturity:	8.1 years
• Average Call Protection:	7.9 years
• Average Dollar Price:	$113.25

4

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXNAX	ELNAX	EZNAX	EINAX

Average Annual Total Returns (at net asset value)
Six Months	4.30%	3.90%	3.95%	4.38%
One Year	4.57	3.79	3.83	4.55
Five Years	3.98	3.20	3.22	N.A.
10 Years	4.74	3.95	3.95	N.A.
Life of Fund†	4.70	4.13	3.56	4.55	% ††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.95%	0.90%	2.95%	4.38%
One Year	2.26	0.79	2.83	4.55
Five Years	3.50	3.20	3.22	N.A.
10 Years	4.49	3.95	3.95	N.A.
Life of Fund†	4.54	4.13	3.56	4.55	%††

†	Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93; Class I: 10/1/09

††	Performance is cumulative since share class inception.

Total annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.72%	1.47%	1.47%	0.59%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.62%	2.87%	2.87%	3.77%
Taxable-Equivalent Distribution Rate[3,4]	5.57	4.42	4.42	5.80
SEC 30-day Yield[5]	2.50	1.81	1.81	2.71
Taxable-Equivalent SEC 30-day Yield[4,5]	3.85	2.78	2.78	4.17
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74
Lipper Averages7 (Average Annual Total Returns)

Lipper Intermediate Municipal Debt Funds Classification

Six Months	4.77%
One Year	4.98
Five Years	4.26
10 Years	4.64

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
1Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. 2 Source: Prospectus dated 8/1/10. Includes interest expense of 0.01% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 160, 145, 118 and 72 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

5

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	22.9%	B	0.8%
AA	29.1%	CCC	0.2%
A	28.1%	Not Rated	5.0%
BBB	13.9%
Fund Statistics2

• Number of Issues:	241
• Average Maturity:	11.4 years
• Average Effective Maturity:	8.0 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$ 108.42
• RIB Leverage[3]:	0.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

6

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,055.60	$4.48
Class B	$1,000.00	$1,051.70	$8.33
Class C	$1,000.00	$1,051.80	$8.33
Class I	$1,000.00	$1,019.90	$1.18

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.19
Class I	$1,000.00	$1,021.50	$3.65

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.72% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.72% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

7

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,043.00	$3.64
Class B	$1,000.00	$1,039.00	$7.41
Class C	$1,000.00	$1,039.50	$7.41
Class I	$1,000.00	$1,043.80	$2.82

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.60
Class B	$1,000.00	$1,017.80	$7.33
Class C	$1,000.00	$1,017.80	$7.33
Class I	$1,000.00	$1,022.30	$2.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

8

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 1.5%

$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,159,050

		$1,159,050

Education — 14.4%

$1,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$1,068,620
500	Delaware County, PA, (Villanova University), 5.00%, 12/1/20	579,930
280	Indiana University, IN, 5.00%, 8/1/20	327,312
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,747,860
1,500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,627,155
500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	650,730
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,223,900
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,069,380
150	Purdue University, IN, 5.00%, 7/1/21	174,581
450	Purdue University, IN, 5.00%, 7/1/22	531,013
1,000	University of Houston, TX, 5.00%, 2/15/21	1,163,850
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,188,300

		$11,352,631

Electric Utilities — 9.4%

$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$764,785
1,000	Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,042,450
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,106,580
500	Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	541,050
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	889,496
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,175,060
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	532,040
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,209,640
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	137,802

		$7,398,903

General Obligations — 9.2%

$150	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$185,592
500	Laguna Beach, CA, Unified School District, (Election 2001), 5.00%, 8/1/22	594,745
1,500	Pasadena, TX, Independent School District, 5.00%, 2/15/28	1,706,070
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,664,840
1,500	Virginia, 5.00%, 6/1/28	1,725,600
645	Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	782,772
500	Wilmington, DE, 5.00%, 12/1/25	583,490

		$7,243,109

Hospital — 8.4%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,055,370
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,130,290
1,000	Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,106,880
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,069,290
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	317,328
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,510,850
200	Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	218,504
175	Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	192,385

		$6,600,897

Insured-Education — 3.0%

$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,234,840
1,000	Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,139,560

		$2,374,400

Insured-Electric Utilities — 2.6%

$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,119,070
850	South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	972,000

		$2,091,070

See notes to financial statements

9

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 3.8%

$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,261,180
500	New York, NY, (AGM), 5.00%, 4/1/22	559,770
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,173,680

		$2,994,630

Insured-Other Revenue — 0.6%

$500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	$509,810

		$509,810

Insured-Special Tax Revenue — 4.6%

$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,157,510
700	Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	815,976
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,123,070
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	524,290

		$3,620,846

Insured-Transportation — 2.1%

$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,157,730
420	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	490,900

		$1,648,630

Insured-Water and Sewer — 4.8%

$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,151,340
1,000	Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,144,600
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,177,940
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	306,062

		$3,779,942

Nursing Home — 0.2%

$125	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$125,811

		$125,811

Other Revenue — 3.9%

$890	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$764,261
500	Florida Board of Education, 5.00%, 7/1/19	588,455
1,000	New York, NY, Transitional Finance Authority, 5.25%, 1/15/27	1,126,100
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	636,583

		$3,115,399

Pooled Loans — 2.1%

$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,663,365

		$1,663,365

Senior Living / Life Care — 0.8%

$275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$284,529
590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	329,043

		$613,572

Special Tax Revenue — 6.9%

$1,000	Alabama Public School & College Authority, 5.00%, 5/1/19	$1,194,560
385	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	396,908
500	California Economic Recovery, 5.00%, 7/1/18	593,005
75	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	77,067
130	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	122,265
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	189,950
60	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	59,369
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	517,565
185	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	82,843
255	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	255,232
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	128,176
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	94,999
1,365	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,677,585
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	5,794

See notes to financial statements

10

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$105	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(3)	$80,850

		$5,476,168

Student Loan — 1.4%

$1,000	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,070,520

		$1,070,520

Transportation — 11.4%

$1,000	Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,139,830
1,000	Maryland Transportation Authority, 5.00%, 7/1/20	1,198,450
500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	582,010
1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,432,675
1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	1,224,340
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,114,680
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,152,930
1,000	Texas Transportation Commission First Tier, 5.00%, 4/1/21	1,161,900

		$9,006,815

Water and Sewer — 6.9%

$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$882,233
1,500	Charlotte, NC, Water and Sewer System Revenue, 5.00%, 7/1/34	1,647,525
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,265,170
750	Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	892,567
670	New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	776,919

		$5,464,414

Total Tax-Exempt Investments — 98.0%
(identified cost $70,692,858)		$77,309,982

Other Assets, Less Liabilities — 2.0%		$1,600,209

Net Assets — 100.0%		$78,910,191

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Massachusetts	12.0%
Others, representing less than 10% individually	86.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 22.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 6.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted bond.

See notes to financial statements

11

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.2%

$575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$555,962
1,105	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,114,425

		$1,670,387

Education — 2.7%

$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	$2,145,280
250	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	107,500
410	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	413,612
2,555	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,095,459
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,998,000
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	549,360
250	Ohio State University General Receipts, 5.00%, 12/1/23	286,915
500	Ohio State University General Receipts, 5.25%, 12/1/17	551,615
1,700	University of Illinois, 0.00%, 4/1/15	1,539,537
1,000	University of Illinois, 0.00%, 4/1/16	863,730
5,245	University of Texas, 5.25%, 7/1/26	6,570,726

		$19,121,734

Electric Utilities — 8.4%

$6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$7,653,556
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,217,640
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,557,984
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,414,990
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,350,120
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,800,475
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,791,690
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,760,400
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,142,830
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	3,054,758
400	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	447,728
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,918,535
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,103,950
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,319,125
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,393,338
8,000	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,536,880
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,658,175

		$60,122,174

Escrowed / Prerefunded — 2.4%

$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$53,930
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	78,371
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	102,485
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,661,740
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,229,640
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,332,651
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,332,246
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,205,000
165	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	167,858

See notes to financial statements

12

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded (continued)

$5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	$5,771,050

		$16,934,971

General Obligations — 10.4%

$5,335	Baltimore County, MD, 4.00%, 8/1/22	$5,962,716
1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,191,490
2,420	Chester County, PA, 4.00%, 7/15/21	2,736,609
395	Franklin County, OH, 5.00%, 12/1/12	433,682
2,220	Gwinnett County, GA, School District, 5.00%, 2/1/26	2,703,694
5,000	Gwinnett County, GA, School District, 5.00%, 2/1/29	5,936,050
500	Hamilton, OH, School District, 6.15%, 12/1/15	612,540
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,938,000
2,985	Michigan, 6.00%, 11/1/22	3,575,821
10,175	Minnesota, 5.00%, 8/1/22	12,278,172
685	New York, NY, 5.625%, 12/1/13	727,395
1,975	Norfolk, VA, 4.00%, 10/1/21(2)	2,202,421
1,885	Norfolk, VA, 4.00%, 10/1/22(2)	2,073,896
2,615	Norfolk, VA, 4.00%, 10/1/23(2)	2,857,254
8,350	Pennsylvania, 5.00%, 5/1/21	10,028,767
15,320	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	9,585,571

		$74,844,078

Health Care-Miscellaneous — 0.0%(3)

$192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$197,234

		$197,234

Hospital — 7.5%

$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,859,905
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,323,580
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,771,840
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,692,850
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,367,735
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,024,182
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	3,028,829
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	3,184,819
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,118,840
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,389,250
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(5)	8,091,429
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,008,840
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,089,120
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,863,400
1,905	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	2,013,395
955	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	984,729
970	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,040,199
85	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	86,051
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,129,420
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,132,630
1,750	Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,896,143

		$54,097,186

Housing — 0.5%

$2,400	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,281,440
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	602,958
625	Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	552,731
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	57,001

		$3,494,130

Industrial Development Revenue — 8.1%

$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	$1,572,210
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,055,560
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,996,992
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,039,920

See notes to financial statements

13

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	$5,703,957
1,420	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,216,869
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,419,048
1,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	964,510
1,560	New Jersey Economic Development Water Facilities Authority, (New Jersey American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,702,943
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,153,780
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,990,818
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,489,050
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,990,814
7,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	7,041,090
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,605,164
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,385,882

		$58,328,607

Insured-Education — 1.2%

$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,228,513
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,985,021
500	Southern Illinois University, Housing and Auxiliary Facilities, (NPFG), 0.00%, 4/1/17	393,890

		$8,607,424

Insured-Electric Utilities — 3.3%

$5,335	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$5,352,232
750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	775,110
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,364,640
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,434,790
4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	4,728,747
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,151,940

		$23,807,459

Insured-Escrowed / Prerefunded — 2.1%

$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$426,364
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,167,450
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,489,000
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,326,000
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,163,000
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,815,000
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	416,189

		$14,803,003

Insured-General Obligations — 7.8%

$8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	$5,579,040
3,000	Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	3,639,810
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/11	261,902
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	937,690
500	Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	622,550
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,376,650
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,302,914
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	770,744
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,751,000
5,105	New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,765,791
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,952,044

See notes to financial statements

14

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	$1,187,320
175	Scioto Valley and Ross County, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/11	172,064
2,300	Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	2,410,952
1,000	St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	897,500
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	552,250
670	Upper Arlington, OH, City School District, (AGM), 5.00%, 12/1/21	759,485
10,000	Washington, (AMBAC), 0.00%, 12/1/22	6,590,300
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,974,716
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	558,629

		$56,063,351

Insured-Hospital — 1.6%

$500	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$527,205
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	1,014,270
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,049,670
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,076,090
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	549,755
3,405	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,643,214
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,976,029

		$11,836,233

Insured-Industrial Development Revenue — 0.1%

$500	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$526,240

		$526,240

Insured-Lease Revenue / Certificates of Participation — 0.7%

$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	$2,216,640
500	Ohio Building Authority, (AGM), 5.50%, 10/1/11	525,570
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,066,778

		$4,808,988

Insured-Other Revenue — 1.9%

$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,847,384
500	Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	558,885
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,068,370
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/14	1,057,070

		$13,531,709

Insured-Pooled Loans — 2.6%

$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,532,050
13,440	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,178,861

		$18,710,911

Insured-Special Tax Revenue — 5.6%

$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,004,710
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,994,100
6,040	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,114,956
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20(6)	12,395,700
5,000	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	6,364,700
4,920	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,851,504
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	278,717

		$40,004,387

Insured-Student Loan — 0.9%

$5,825	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$6,314,650

		$6,314,650

Insured-Transportation — 5.1%

$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,382,715
1,000	Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,046,590
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,053,160

See notes to financial statements

15

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,209,828
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,127,470
2,000	Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,103,960
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	9,106,663
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,079,080
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,020,880
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	5,262,300
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,915,100
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,215,562
1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	2,124,920
1,000	Port of Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,016,950

		$36,665,178

Insured-Water and Sewer — 1.4%

$3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,576,687
3,250	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,926,325
2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	2,856,505

		$10,359,517

Lease Revenue / Certificates of Participation — 2.3%

$5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,955,768
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,459,677
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,100,503
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,998,429
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,841,381

		$16,355,758

Nursing Home — 0.3%

$2,155	Connecticut State Development Authority, (Alzheimer’s Resource Center), 5.20%, 8/15/17	$2,106,944

		$2,106,944

Other Revenue — 3.0%

$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,031,720
4,435	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	3,808,423
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,074,478
200	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(4)	199,130
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	3,616,110
4,225	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,127,740
150	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	148,445
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	653,653
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	289,047
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(4)	5,289,375
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	152,779
970	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(4)	943,752

		$21,334,652

Pooled Loans — 0.6%

$220	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$180,581
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,307,107
1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,683,427
1,040	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,107,995
315	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	284,829

		$4,563,939

Senior Living / Life Care — 0.9%

$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49	$741,367
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	1,033,090

See notes to financial statements

16

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care (continued)

$200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	$202,326
2,240	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,175,465
625	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	602,219
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	763,110
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(7)	276,061
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	458,257

		$6,251,895

Solid Waste — 1.0%

$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,019,680
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,078,600

		$7,098,280

Special Tax Revenue — 2.2%

$815	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$840,208
1,011	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	730,528
230	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	236,339
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,153,400
465	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	437,332
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,614,576
305	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	301,791
250	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	250,733
4,000	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	4,021,760
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,070,260
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,247,110
1,225	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	548,555
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	759,898
1,265	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,201,737
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(1)	79,668
315	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(1)	242,550

		$15,736,445

Transportation — 8.2%

$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$681,572
2,370	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	1,418,326
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,530,070
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,678,775
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,806,700
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,771,950
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,828,100
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,852,300
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,730,700
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,191,230
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,946,100

		$58,435,823

Water and Sewer — 5.6%

$7,500	DeKalb County, GA, Water and Sewer, 5.25%, 10/1/26	$9,419,175
5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(8)	5,900,350
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,683,700
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	550,400
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	347,043
1,850	Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	2,092,498
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,786,700

See notes to financial statements

17

Eaton Vance National Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	$6,326,950

		$40,106,816

Total Tax-Exempt Investments — 98.6%
(identified cost $665,947,836)		$706,840,103

Other Assets, Less Liabilities — 1.4%		$9,892,468

Net Assets — 100.0%		$716,732,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

SUNY - State University of New York

XLCA - XL Capital Assurance, Inc.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 34.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 17.6% of total investments.

(1)	Defaulted bond.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of the securities is $10,798,332 or 1.5% of the Fund’s net assets.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

18

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

	AMT-Free	National
As of September 30, 2010	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$70,692,858	$665,947,836
Unrealized appreciation	6,617,124	40,892,267

Investments, at value	$77,309,982	$706,840,103

Cash	$735,435	$10,518,188
Interest receivable	985,231	9,100,030
Receivable for investments sold	5,000	5,138,581
Receivable for Fund shares sold	80,549	1,437,597
Receivable for variation margin on open financial futures contracts	7,656	20,656

Total assets	$79,123,853	$733,055,155

Liabilities

Payable for floating rate notes issued	$—	$4,980,000
Payable for investments purchased	—	1,145,636
Payable for when-issued securities	—	7,150,173
Payable for Fund shares redeemed	32,130	1,381,558
Distributions payable	99,412	1,037,238
Payable to affiliates:
Investment adviser fee	27,667	249,449
Distribution and service fees	19,971	167,348
Interest expense and fees payable	—	19,001
Accrued expenses	34,482	192,181

Total liabilities	$213,662	$16,322,584

Net Assets	$78,910,191	$716,732,571

Sources of Net Assets

Paid-in capital	$75,314,015	$715,463,187
Accumulated net realized loss	(2,873,660)	(38,992,174)
Accumulated undistributed (distributions in excess of) net investment income	(62,824)	44,490
Net unrealized appreciation	6,532,660	40,217,068

Net Assets	$78,910,191	$716,732,571

Class A Shares

Net Assets	$61,736,348	$392,842,148
Shares Outstanding	5,980,976	38,353,225
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32	$10.24
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.56	$10.48

Class B Shares

Net Assets	$936,351	$5,889,950
Shares Outstanding	90,673	574,711
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.33	$10.25

Class C Shares

Net Assets	$16,045,829	$153,155,678
Shares Outstanding	1,645,749	15,939,976
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.75	$9.61

Class I Shares

Net Assets	$191,663	$164,844,795
Shares Outstanding	18,576	16,093,016
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32	$10.24

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

19

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	AMT-Free	National
For the Six Months Ended September 30, 2010	Limited Fund	Limited Fund

Investment Income

Interest	$1,562,679	$15,536,414

Total investment income	$1,562,679	$15,536,414

Expenses

Investment adviser fee	$159,046	$1,460,258
Distribution and service fees
Class A	44,149	305,836
Class B	4,020	27,226
Class C	69,137	670,610
Trustees’ fees and expenses	1,571	12,475
Custodian fee	28,484	130,561
Transfer and dividend disbursing agent fees	12,476	128,605
Legal and accounting services	18,168	36,358
Printing and postage	3,493	21,809
Registration fees	34,415	52,919
Interest expense and fees	—	23,488
Miscellaneous	14,216	42,491

Total expenses	$389,175	$2,912,636

Deduct —
Reduction of custodian fee	$848	$3,199

Total expense reductions	$848	$3,199

Net expenses	$388,327	$2,909,437

Net investment income	$1,174,352	$12,626,977

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(60,210)	$1,987,451
Financial futures contracts	(748,011)	(8,089,541)

Net realized loss	$(808,221)	$(6,102,090)

Change in unrealized appreciation (depreciation) —
Investments	$3,666,457	$22,283,385
Financial futures contracts	(51,406)	(538,434)

Net change in unrealized appreciation (depreciation)	$3,615,051	$21,744,951

Net realized and unrealized gain	$2,806,830	$15,642,861

Net increase in net assets from operations	$3,981,182	$28,269,838

See notes to financial statements

20

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2010	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$1,174,352	$12,626,977
Net realized loss from investment transactions and financial futures contracts	(808,221)	(6,102,090)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,615,051	21,744,951

Net increase in net assets from operations	$3,981,182	$28,269,838

Distributions to shareholders —
From net investment income
Class A	$(970,020)	$(7,802,873)
Class B	(11,420)	(93,038)
Class C	(195,776)	(2,288,116)
Class I	(882)	(2,491,467)

Total distributions to shareholders	$(1,178,098)	$(12,675,494)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,166,562	$47,356,026
Class B	244,474	1,208,278
Class C	2,750,918	20,421,186
Class I	189,973	83,481,037
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	587,098	5,694,943
Class B	5,717	51,540
Class C	118,031	1,250,985
Class I	610	263,845
Cost of shares redeemed
Class A	(5,796,503)	(80,601,025)
Class B	(77,090)	(586,023)
Class C	(1,991,945)	(15,789,599)
Class I	—	(19,912,963)
Net asset value of shares exchanged
Class A	167,773	1,073,603
Class B	(167,773)	(1,073,603)

Net increase in net assets from Fund share transactions	$4,197,845	$42,838,230

Net increase in net assets	$7,000,929	$58,432,574

Net Assets

At beginning of period	$71,909,262	$658,299,997

At end of period	$78,910,191	$716,732,571

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(62,824)	$44,490

See notes to financial statements

21

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended March 31, 2010	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$2,087,997	$26,637,386
Net realized gain from investment transactions and financial futures contracts	492,311	2,466,118
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,116,189	52,993,958

Net increase in net assets from operations	$4,696,497	$82,097,462

Distributions to shareholders —
From net investment income
Class A	$(1,678,354)	$(20,620,944)
Class B	(24,587)	(211,965)
Class C	(334,438)	(4,037,795)
Class I	—	(1,439,461)

Total distributions to shareholders	$(2,037,379)	$(26,310,165)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,924,563	$165,644,395
Class B	565,003	2,595,590
Class C	4,769,145	52,717,652
Class I	—	106,438,150
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,067,682	14,061,172
Class B	11,839	114,302
Class C	205,988	2,062,896
Class I	—	55,274
Cost of shares redeemed
Class A	(24,323,108)	(336,328,311)
Class B	(193,066)	(1,402,380)
Class C	(1,670,810)	(26,249,485)
Class I	—	(8,582,650)
Issued in connection with tax-free reorganization (See Note 12)
Class A	—	18,406,510
Class B	—	218,753
Class C	—	868,318
Net asset value of shares exchanged
Class A	496,946	2,046,981
Class B	(496,946)	(2,046,981)

Net increase (decrease) in net assets from Fund share transactions	$8,357,236	$(9,379,814)

Net increase in net assets	$11,016,354	$46,407,483

Net Assets

At beginning of year	$60,892,908	$611,892,514

At end of year	$71,909,262	$658,299,997

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,078)	$93,007

See notes to financial statements

22

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.940		$9.470	$9.890	$10.280	$10.230	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.167		$0.343	$0.343	$0.388	$0.394	$0.385
Net realized and unrealized gain (loss)	0.381		0.462	(0.377)	(0.382)	0.041	(0.005)

Total income (loss) from operations	$0.548		$0.805	$(0.034)	$0.006	$0.435	$0.380

Less Distributions

From net investment income	$(0.168)		$(0.335)	$(0.386)	$(0.396)	$(0.385)	$(0.380)

Total distributions	$(0.168)		$(0.335)	$(0.386)	$(0.396)	$(0.385)	$(0.380)

Net asset value — End of period	$10.320		$9.940	$9.470	$9.890	$10.280	$10.230

Total Return(2)	5.56	%(3)	8.58%	(0.33)%	0.05%	4.32%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,736		$56,413	$49,188	$29,297	$33,440	$36,064
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.87	%(4)	0.91%	0.98%	0.92%	0.89%	0.85%
Expenses after custodian fee reduction	0.87	%(4)	0.91%	0.95%	0.90%	0.87%	0.84%
Net investment income	3.28	%(4)	3.47%	3.58%	3.83%	3.83%	3.74%
Portfolio Turnover	2	%(3)	34%	78%	36%	18%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

23

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.950		$9.480	$9.890	$10.280	$10.230	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.269	$0.272	$0.314	$0.317	$0.307
Net realized and unrealized gain (loss)	0.380		0.464	(0.371)	(0.385)	0.040	(0.007)

Total income (loss) from operations	$0.510		$0.733	$(0.099)	$(0.071)	$0.357	$0.300

Less Distributions

From net investment income	$(0.130)		$(0.263)	$(0.311)	$(0.319)	$(0.307)	$(0.300)

Total distributions	$(0.130)		$(0.263)	$(0.311)	$(0.319)	$(0.307)	$(0.300)

Net asset value — End of period	$10.330		$9.950	$9.480	$9.890	$10.280	$10.230

Total Return(2)	5.17	%(3)	7.90%	(1.10)%	(0.71)%	3.54%	2.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$936		$898	$962	$1,256	$2,760	$5,925
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.62	%(4)	1.66%	1.73%	1.67%	1.64%	1.60%
Expenses after custodian fee reduction	1.62	%(4)	1.66%	1.71%	1.65%	1.62%	1.59%
Net investment income	2.55	%(4)	2.72%	2.82%	3.09%	3.08%	2.98%
Portfolio Turnover	2	%(3)	34%	78%	36%	18%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

24

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.390		$8.950	$9.340	$9.700	$9.660	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.253	$0.256	$0.295	$0.299	$0.291
Net realized and unrealized gain (loss)	0.360		0.435	(0.352)	(0.354)	0.031	0.004

Total income (loss) from operations	$0.482		$0.688	$(0.096)	$(0.059)	$0.330	$0.295

Less Distributions

From net investment income	$(0.122)		$(0.248)	$(0.294)	$(0.301)	$(0.290)	$(0.285)

Total distributions	$(0.122)		$(0.248)	$(0.294)	$(0.301)	$(0.290)	$(0.285)

Net asset value — End of period	$9.750		$9.390	$8.950	$9.340	$9.700	$9.660

Total Return(2)	5.18	%(3)	7.74%	(1.02)%	(0.63)%	3.46%	3.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,046		$14,598	$10,743	$8,522	$9,612	$13,466
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.62	%(4)	1.66%	1.74%	1.67%	1.64%	1.60%
Expenses after custodian fee reduction	1.62	%(4)	1.66%	1.71%	1.65%	1.62%	1.59%
Net investment income	2.54	%(4)	2.71%	2.82%	3.08%	3.09%	2.99%
Portfolio Turnover	2	%(3)	34%	78%	36%	18%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

25

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class I
	Period Ended
	September 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.160

Income (Loss) From Operations

Net investment income(2)	$0.058
Net realized and unrealized gain	0.159

Total income from operations	$0.217

Less Distributions

From net investment income	$(0.057)

Total distributions	$(0.057)

Net asset value — End of period	$10.320

Total Return(3)	1.99	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$192
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.69	%(6)
Net investment income	3.46	%(6)
Portfolio Turnover	2	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the six months ended September 30, 2010.

See notes to financial statements

26

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.010		$9.200	$9.930	$10.420	$10.290	$10.210

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.398	$0.394	$0.392	$0.410	$0.411
Net realized and unrealized gain (loss)	0.230		0.804	(0.733)	(0.488)	0.134	0.078

Total income (loss) from operations	$0.424		$1.202	$(0.339)	$(0.096)	$0.544	$0.489

Less Distributions

From net investment income	$(0.194)		$(0.392)	$(0.391)	$(0.394)	$(0.414)	$(0.409)

Total distributions	$(0.194)		$(0.392)	$(0.391)	$(0.394)	$(0.414)	$(0.409)

Net asset value — End of period	$10.240		$10.010	$9.200	$9.930	$10.420	$10.290

Total Return(2)	4.30	%(3)	13.22%	(3.50)%	(0.94)%	5.38%	4.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$392,842		$410,009	$500,869	$541,176	$367,010	$180,401
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(4)	0.71%	0.72%	0.71%	0.78%	0.79%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.02%	0.05%	0.10%	—
Total expenses before custodian fee reduction	0.71	%(4)	0.72%	0.74%	0.76%	0.88%	0.79%
Expenses after custodian fee reduction excluding interest and fees	0.70	%(4)	0.71%	0.71%	0.70%	0.76%	0.78%
Net investment income	3.81	%(4)	4.05%	4.12%	3.84%	3.95%	3.99%
Portfolio Turnover	9	%(3)	14%	33%	39%	38%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

27

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.020		$9.200	$9.940	$10.420	$10.290	$10.220

Income (Loss) From Operations

Net investment income(1)	$0.155		$0.324	$0.322	$0.318	$0.340	$0.335
Net realized and unrealized gain (loss)	0.231		0.815	(0.745)	(0.482)	0.127	0.068

Total income (loss) from operations	$0.386		$1.139	$(0.423)	$(0.164)	$0.467	$0.403

Less Distributions

From net investment income	$(0.156)		$(0.319)	$(0.317)	$(0.316)	$(0.337)	$(0.333)

Total distributions	$(0.156)		$(0.319)	$(0.317)	$(0.316)	$(0.337)	$(0.333)

Net asset value — End of period	$10.250		$10.020	$9.200	$9.940	$10.420	$10.290

Total Return(2)	3.90	%(3)	12.50%	(4.34)%	(1.59)%	4.60%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,890		$6,157	$6,130	$6,512	$11,435	$20,610
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44	%(4)	1.46%	1.47%	1.46%	1.53%	1.54%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.02%	0.05%	0.10%	—
Total expenses before custodian fee reduction	1.45	%(4)	1.47%	1.49%	1.51%	1.63%	1.54%
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.46%	1.46%	1.45%	1.51%	1.53%
Net investment income	3.06	%(4)	3.29%	3.37%	3.11%	3.27%	3.25%
Portfolio Turnover	9	%(3)	14%	33%	39%	38%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

28

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.390		$8.630	$9.310	$9.770	$9.640	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.145		$0.303	$0.302	$0.297	$0.316	$0.313
Net realized and unrealized gain (loss)	0.221		0.756	(0.685)	(0.461)	0.129	0.059

Total income (loss) from operations	$0.366		$1.059	$(0.383)	$(0.164)	$0.445	$0.372

Less Distributions

From net investment income	$(0.146)		$(0.299)	$(0.297)	$(0.296)	$(0.315)	$(0.312)

Total distributions	$(0.146)		$(0.299)	$(0.297)	$(0.296)	$(0.315)	$(0.312)

Net asset value — End of period	$9.610		$9.390	$8.630	$9.310	$9.770	$9.640

Total Return(2)	3.95	%(3)	12.39%	(4.20)%	(1.70)%	4.68%	3.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153,156		$143,883	$104,893	$100,866	$81,411	$77,379
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44	%(4)	1.46%	1.47%	1.46%	1.53%	1.54%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.02%	0.05%	0.10%	—
Total expenses before custodian fee reduction	1.45	%(4)	1.47%	1.49%	1.51%	1.63%	1.54%
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.46%	1.46%	1.45%	1.51%	1.53%
Net investment income	3.06	%(4)	3.28%	3.38%	3.10%	3.24%	3.25%
Portfolio Turnover	9	%(3)	14%	33%	39%	38%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

29

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class I
	Six Months Ended
	September 30, 2010		Period Ended
	(Unaudited)		March 31, 2010(1)

Net asset value — Beginning of period	$10.010		$10.180

Income (Loss) From Operations

Net investment income(2)	$0.200		$0.206
Net realized and unrealized gain (loss)	0.232		(0.190)

Total income from operations	$0.432		$0.016

Less Distributions

From net investment income	$(0.202)		$(0.186)

Total distributions	$(0.202)		$(0.186)

Net asset value — End of period	$10.240		$10.010

Total Return(3)	4.38	%(4)	0.17	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$164,845		$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.58	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01	%(5)
Total expenses before custodian fee reduction	0.55	%(5)	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.58	%(5)
Net investment income	3.94	%(5)	4.11	%(5)
Portfolio Turnover	9	%(4)	14	%(7)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the Fund’s year ended March 31, 2010.

See notes to financial statements

30

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of seven funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

31

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At March 31, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

AMT-Free Limited	$175,227	March 31, 2011
	995,128	March 31, 2013
	25,590	March 31, 2015
	647,289	March 31, 2017
	233,087	March 31, 2018

National Limited	$1,108,190	March 31, 2011
	1,138,387	March 31, 2012
	1,431,742	March 31, 2013
	37,955	March 31, 2014
	789,428	March 31, 2015
	6,504,810	March 31, 2016
	10,431,480	March 31, 2017
	11,980,924	March 31, 2018

Included in the amounts above for National Limited Fund is a capital loss carryforward of $827,909 as a result of the reorganization (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at March 31, 2010, the AMT-Free Limited Fund and National Limited Fund had net capital losses of $48,800 and $66,267, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2011.

As of September 30, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the

32

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At September 30, 2010, the amount of the National Limited Fund’s Floating Rate Notes outstanding and related collateral were $4,980,000 and $8,091,429, respectively. The interest rate on the Floating Rate Notes outstanding at September 30, 2010 was 0.28%. For the six months ended September 30, 2010, the National Limited Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $4,980,000 and 0.94% (annualized), respectively. For the six months ended September 30, 2010, the AMT-Free Limited Fund had no transactions in inverse floaters.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the

33

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275%	2.75%

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

AMT-Free Limited	$159,046	0.42%
National Limited	1,460,258	0.42

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2010 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A Sales
Fund	Agent Fees	Charges

AMT-Free Limited	$570	$3,902
National Limited	4,458	21,158

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets

34

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

AMT-Free Limited	$44,149
National Limited	305,836

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

AMT-Free Limited	$3,350	$57,615
National Limited	22,688	558,842

At September 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

AMT-Free Limited	$1,097,000	$10,809,000
National Limited	1,555,000	20,578,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2010 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

AMT-Free Limited	$670	$11,522
National Limited	4,538	111,768

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

AMT-Free Limited	$—	$2,000	$3,000
National Limited	3,000	5,000	14,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2010 were as follows:

35

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund	Purchases	Sales

AMT-Free Limited	$6,537,489	$1,467,599
National Limited	84,871,195	60,911,077

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	803,939	2,832,449
Issued to shareholders electing to receive payments of distributions in Fund shares	58,027	108,254
Redemptions	(571,368)	(2,511,246)
Exchange from Class B shares	16,471	50,396

Net increase	307,069	479,853

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	23,962	57,555
Issued to shareholders electing to receive payments of distributions in Fund shares	565	1,198
Redemptions	(7,705)	(19,599)
Exchange to Class A shares	(16,459)	(50,381)

Net increase (decrease)	363	(11,227)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	287,205	509,430
Issued to shareholders electing to receive payments of distributions in Fund shares	12,354	22,072
Redemptions	(208,194)	(177,839)

Net increase	91,365	353,663

AMT-Free Limited Fund (continued)
	Period Ended
	September 30, 2010
Class I	(Unaudited)(1)

Sales	18,517
Issued to shareholders electing to receive payments of distributions in Fund shares	59

Net increase	18,576

(1)	Class I of AMT-Free Limited Fund commenced operations on August 3, 2010.

National Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	4,686,234	16,870,444
Issued to shareholders electing to receive payments of distributions in Fund shares	563,419	1,429,534
Redemptions	(7,956,792)	(33,829,037)
Issued in connection with tax-free reorganization (see Note 12)	—	1,811,451
Exchange from Class B shares	106,197	206,925

Net decrease	(2,600,942)	(13,510,683)

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	119,451	264,011
Issued to shareholders electing to receive payments of distributions in Fund shares	5,096	11,629
Redemptions	(58,368)	(141,964)
Issued in connection with tax-free reorganization (see Note 12)	—	21,518
Exchange to Class A shares	(106,159)	(206,739)

Net decrease	(39,980)	(51,545)

36

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

National Limited Fund (continued)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	2,152,416	5,683,415
Issued to shareholders electing to receive payments of distributions in Fund shares	131,918	223,354
Redemptions	(1,665,229)	(2,836,475)
Issued in connection with tax-free reorganization (see Note 12)	—	91,100

Net increase	619,105	3,161,394

	Six Months Ended
	September 30, 2010	Period Ended
Class I	(Unaudited)	March 31, 2010(1)

Sales	8,215,735	10,662,477
Issued to shareholders electing to receive payments of distributions in Fund shares	26,090	5,468
Redemptions	(1,961,908)	(854,846)

Net increase	6,279,917	9,813,099

(1)	Class I of National Limited Fund commenced operations on October 1, 2009.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

AMT-Free Limited Fund

Aggregate cost	$70,655,308

Gross unrealized appreciation	$7,190,389
Gross unrealized depreciation	(535,715)

Net unrealized appreciation	$6,654,674

National Limited Fund

Aggregate cost	$660,489,726

Gross unrealized appreciation	$48,647,378
Gross unrealized depreciation	(7,277,001)

Net unrealized appreciation	$41,370,377

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2010.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2010 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

AMT-Free Limited	12/10	70 U.S. 10-Year Treasury Note	Short	$(8,738,817)	$(8,823,281)	$(84,464)

National Limited	12/10	278 U.S. 10-Year Treasury Note	Short	$(34,705,587)	$(35,041,031)	$(335,444)
	12/10	156 U.S. 30-Year Treasury Bond	Short	(20,520,370)	(20,860,125)	(339,755)

At September 30, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

37

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2010 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative(1)

AMT-Free Limited Fund
Futures Contracts	$—	$(84,464)

Total	$—	$(84,464)

National Limited Fund
Futures Contracts	$—	$(675,199)

Total	$—	$(675,199)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

AMT-Free Limited	$(748,011)	$(51,406)
National Limited	(8,089,541)	(538,434)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2010, which are indicative of the volume of this derivative type, were approximately as follows:

Average Notional Amount
Fund	Futures Contracts

AMT-Free Limited	$7,000,000
National Limited	54,743,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Limited Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$77,309,982	$—	$77,309,982

Total Investments	$—	$77,309,982	$—	$77,309,982

Liability Description

Futures Contracts	$(84,464)	$—	$—	$(84,464)

Total	$(84,464)	$—	$—	$(84,464)

National Limited Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$706,840,103	$—	$706,840,103

Total Investments	$—	$706,840,103	$—	$706,840,103

Liability Description

Futures Contracts	$(675,199)	$—	$—	$(675,199)

Total	$(675,199)	$—	$—	$(675,199)

38

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

12   Reorganizations

As of the close of business on September 25, 2009, the National Limited Fund acquired the net assets of Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Ohio Limited Fund. The acquisition was accomplished by a tax-free exchange of 1,811,451 shares of Class A of the National Limited Fund (valued at $18,406,510) for the 2,701,684 shares of Class A of Ohio Limited Fund, 21,518 shares of Class B of the National Limited Fund (valued at $218,753) for the 38,026 shares of Class B of Ohio Limited Fund, and 91,100 shares of Class C of the National Limited Fund (valued at $868,318) for the 101,823 shares of Class C of Ohio Limited Fund, each outstanding on September 25, 2009. The investment portfolio of Ohio Limited Fund, with a fair value of $19,968,464 and identified cost of $18,777,122 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the Ohio Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $700,453,624. The net assets of Ohio Limited Fund at that date of $19,493,581, including $1,263,216 of accumulated net realized losses and $1,191,342 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $719,947,205.

Assuming the acquisition had been completed on April 1, 2009, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2010 are as follows:

Net investment income	$26,985,587
Net realized gains	$2,536,752
Net increase in net assets resulting from operations	$83,359,359

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ohio Limited Fund since September 25, 2009.

In June 2010, the Trustees of National Limited Fund approved an Agreement and Plan of Reorganization whereby National Limited Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund) in exchange for shares of National Limited Fund. The proposed reorganization was approved by the shareholders of California Limited Fund on October 15, 2010 and completed on November 5, 2010.

39

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL
AMT-Free Limited Maturity Municipal Income Fund

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

40

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (formerly Eaton Vance AMT-Free Limited Maturity Municipals Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

41

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities relative to other intermediate municipal bond funds. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

42

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL
National Limited Maturity Municipal Income Fund

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

43

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (formerly Eaton Vance National Limited Maturity Municipals Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

44

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

45

Eaton Vance Limited Maturity Municipal Income Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Limited Maturity Municipal Income Funds
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus or summary prospectus, if available, contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

439-11/10	LNAMTSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report September 30, 2010

EATON VANCE LIMITED MATURITY MUNICIPAL INCOME FUNDS

California

Massachusetts

New Jersey

New York

Pennsylvania

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

T A B L E   OF   C O N T E N T S

Investment Update	2

Performance Information and Portfolio Composition

California	3
Massachusetts	5
New Jersey	7
New York	9
Pennsylvania	11

Fund Expenses	13

Financial Statements	18

Board of Trustees’ Contract Approval	69

Officers and Trustees	73

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

I N V E S T M E N T  U P D A T E

Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2.0%.
Municipal bond performance was positive for the period, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. In the second half of the period, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.
Against this backdrop, the Funds’ primary benchmark, the Barclays Capital 7 Year Municipal Bond Index1 (the Index)—an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years—gained 5.84% for the period. Munis with longer maturities and lower credit quality performed best during the period, with the Barclays Capital 20 Year Municipal Bond Index gaining 6.64%. Shorter-maturity bonds, represented by the Barclays Capital 5 Year Municipal Bond Index, returned 4.25%.
Management Discussion
For the six months ending September 30, 2010, the Funds underperformed the Index. During the period, bonds with longer maturities were hurt more than those on the shorter end of the yield curve. As the Funds tend to have more bonds in the 9-11 year part of the curve than the Index, the flight to quality that occurred in July and August 2010—with investors seeking shorter-maturity bonds—detracted from relative performance. In addition, the Funds were modestly hedged using Treasury futures, an ongoing strategy that management has employed for many years which is designed to help mitigate interest-rate risk, and these hedged positions were a minor detractor during the period. On the other hand, the Funds continued to be well diversified and avoided any significant issue-specific or state-specific problems, which bolstered their returns. Their longer maturities also helped relative performance in September 2010, when investors were willing to extend out on the yield curve.
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
At a special meeting of shareholders of Eaton Vance California Limited Maturity Municipal Income Fund on October 15, 2010, shareholders approved the reorganization of the Fund into Eaton Vance National Limited Maturity Municipal Income Fund. The reorganization was completed on November 5, 2010.

[1]
It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance California Limited Maturity Municipal Income Fund as of September 30, 2010

P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXCAX	ELCAX	EZCAX

Average Annual Total Returns (at net asset value)

Six Months	4.59%	4.20%	4.30%
One Year	5.16	4.40	4.56
Five Years	3.57	2.79	2.83
10 Years	4.16	3.37	N.A.
Life of Fund†	4.27	3.70	2.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	2.22%	1.20%	3.30%
One Year	2.81	1.40	3.56
Five Years	3.09	2.79	2.83
10 Years	3.92	3.37	N.A.
Life of Fund†	4.10	3.70	2.76

†Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.03%	1.78%	1.78%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	2.79%	2.07%	2.06%
Taxable-Equivalent Distribution Rate[3,4]	4.80	3.56	3.54
SEC 30-day Yield[5]	2.06	1.36	1.36
Taxable-Equivalent SEC 30-day Yield[4,5]	3.54	2.34	2.34

Index Performance[6] (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74

Lipper Averages[7] (Average Annual Total Returns)

Lipper California Intermediate Municipal Debt Funds Classification

Six Months	4.89%
One Year	4.96
Five Years	3.99
10 Years	4.31

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 41, 38, 35 and 21 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance California Limited Maturity Municipal Income Fund as of September 30, 2010

P O R T F O L I O   C O M P O S I T I O N

Rating Distribution1

By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	56

• Average Maturity:	9.1 years

• Average Effective Maturity:	6.6 years

• Average Call Protection:	6.1 years

• Average Dollar Price:	$107.12

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund as of September 30, 2010

P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXMAX	ELMAX	EZMAX	EMAIX

Average Annual Total Returns (at net asset value)

Six Months	4.13%	3.74%	3.73%	N.A.
One Year	3.89	3.13	3.14	N.A.
Five Years	3.81	3.04	3.06	N.A.
10 Years	4.36	3.56	3.57	N.A.
Life of Fund†	4.28	3.71	3.31	1.10	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.79%	0.74%	2.73%	N.A.
One Year	1.51	0.13	2.14	N.A.
Five Years	3.33	3.04	3.06	N.A.
10 Years	4.11	3.56	3.57	N.A.
Life of Fund†	4.12	3.71	3.31	1.10	%††

†Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93; Class I: 8/3/10
††Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.82%	1.57%	1.57%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.27%	2.52%	2.52%	3.59%
Taxable-Equivalent Distribution Rate[3,4]	5.31	4.09	4.09	5.83
SEC 30-day Yield[5]	1.65	0.94	0.94	2.13
Taxable-Equivalent SEC 30-day Yield[4,5]	2.68	1.53	1.53	3.46

Index Performance[6] (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74

Lipper Averages[7] (Average Annual Total Returns)

Lipper Other States Intermediate Municipal Debt Funds Classification

Six Months	4.67%
One Year	4.43
Five Years	4.09
10 Years	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 121, 120, 117 and 90 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund as of September 30, 2010

PO R T F O L I O   C O M P OS I T I O N

Rating Distribution1

By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	69

• Average Maturity:	9.1 years

• Average Effective Maturity:	6.9 years

• Average Call Protection:	6.8 years

• Average Dollar Price:	$ 112.43

Eaton Vance New Jersey Limited Maturity Municipal Income Fund as of September 30, 2010

P E R F O R M A N C E   I N F O R M AT I O N
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXNJX	ELNJX	EZNJX	ENJIX

Average Annual Total Returns (at net asset value)

Six Months	3.96%	3.67%	3.67%	N.A.
One Year	3.47	2.80	2.71	N.A.
Five Years	3.90	3.16	N.A.	N.A.
10 Years	4.25	3.47	N.A.	N.A.
Life of Fund†	4.28	3.72	3.19	1.21	%††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.62%	0.67%	2.67%	N.A.
One Year	1.09	-0.20	1.71	N.A.
Five Years	3.43	3.16	N.A.	N.A.
10 Years	4.01	3.47	N.A.	N.A.
Life of Fund†	4.11	3.72	3.19	1.21	%††

†Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06; Class I: 8/3/10
††Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.85%	1.60%	1.59%	0.70%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.31%	2.54%	2.56%	3.49%
Taxable-Equivalent Distribution Rate[3,4]	5.59	4.29	4.33	5.90
SEC 30-day Yield[5]	1.90	1.18	1.19	2.13
Taxable-Equivalent SEC 30-day Yield[4,5]	3.21	1.99	2.01	3.60

Index Performance[6] (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74

Lipper Averages[7] (Average Annual Total Returns)

Lipper Other States Intermediate Municipal Debt Funds Classification

Six Months	4.67%
One Year	4.43
Five Years	4.09
10 Years	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 121, 120, 117 and 90 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Limited Maturity Municipal Income Fund as of September 30, 2010

P O R T F O L I O   C O M P O S I T I O N

Rating Distribution1

By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	57

• Average Maturity:	8.8 years

• Average Effective Maturity:	7.5 years

• Average Call Protection:	7.2 years

• Average Dollar Price:	$ 112.43

Eaton Vance New York Limited Maturity Municipal Income Fund as of September 30, 2010

P E R F O R M AN C E   I N F O R M A T I O N
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXNYX	ELNYX	EZNYX	ENYIX

Average Annual Total Returns (at net asset value)

Six Months	4.06%	3.77%	3.68%	N.A.
One Year	4.09	3.32	3.35	N.A.
Five Years	3.55	2.78	2.78	N.A.
10 Years	4.23	3.45	3.45	N.A.
Life of Fund†	4.42	3.84	3.38	1.30	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.76%	0.77%	2.68%	N.A.
One Year	1.74	0.32	2.35	N.A.
Five Years	3.09	2.78	2.78	N.A.
10 Years	4.00	3.45	3.45	N.A.
Life of Fund†	4.26	3.84	3.38	1.30	%††

†Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93; Class I: 8/3/10
††Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.81%	1.56%	1.56%	0.66%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.43%	2.67%	2.68%	3.52%
Taxable-Equivalent Distribution Rate[3,4]	5.80	4.51	4.53	5.95
SEC 30-day Yield[5]	2.09	1.38	1.39	2.28
Taxable-Equivalent SEC 30-day Yield[4,5]	3.53	2.33	2.35	3.85

Index Performance[6] (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74

Lipper Averages[7] (Average Annual Total Returns)

Lipper New York Intermediate Municipal Debt Funds Classification

Six Months	4.38%
One Year	4.28
Five Years	3.97
10 Years	4.49

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 31, 30, 28 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New York Limited Maturity Municipal Income Fund as of September 30, 2010

P O R T F O L I O   C O M P O S I T I O N

Rating Distribution1

By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	86

• Average Maturity:	9.2 years

• Average Effective Maturity:	6.8 years

• Average Call Protection:	6.4 years

• Average Dollar Price:	$ 111.62

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of September 30, 2010

P E R F O R M A N C E   I N F O R M A TI O N
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXPNX	ELPNX	EZPNX	EIPNX

Average Annual Total Returns (at net asset value)

Six Months	3.59%	3.20%	3.19%	N.A.
One Year	3.17	2.40	2.37	N.A.
Five Years	3.73	2.96	2.97	N.A.
10 Years	4.34	3.55	3.55	N.A.
Life of Fund†	4.37	3.84	3.36	1.13	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.27%	0.20%	2.19%	N.A.
One Year	0.82	-0.58	1.37	N.A.
Five Years	3.26	2.96	2.97	N.A.
10 Years	4.10	3.55	3.55	N.A.
Life of Fund†	4.21	3.84	3.36	1.13	%††

†Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93; Class I: 8/3/10
††Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.84%	1.59%	1.59%	0.69%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.62%	2.87%	2.87%	3.73%
Taxable-Equivalent Distribution Rate[3,4]	5.75	4.56	4.56	5.92
SEC 30-day Yield[5]	2.02	1.32	1.32	2.19
Taxable-Equivalent SEC 30-day Yield[4,5]	3.21	2.10	2.10	3.48

Index Performance[6] (Average Annual Total Returns)

Barclays Capital 7 Year Municipal Bond Index

Six Months	5.84%
One Year	6.48
Five Years	5.78
10 Years	5.74

Lipper Averages[7] (Average Annual Total Returns)

Lipper Other States Intermediate Municipal Debt Funds Classification

Six Months	4.67%
One Year	4.43
Five Years	4.09
10 Years	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 8/1/10. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 121, 120, 117 and 90 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of September 30, 2010

P O R T F O L I O   CO M P OS I T I O N

Rating Distribution1

By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	64

• Average Maturity:	9.9 years

• Average Effective Maturity:	6.0 years

• Average Call Protection:	5.8 years

• Average Dollar Price:	$ 106.59

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,045.90	$5.08
Class B	$1,000.00	$1,042.00	$8.86
Class C	$1,000.00	$1,043.00	$8.91

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.01
Class B	$1,000.00	$1,016.40	$8.74
Class C	$1,000.00	$1,016.30	$8.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.73% for Class B shares and 1.74% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,041.30	$4.14
Class B	$1,000.00	$1,037.40	$7.97
Class C	$1,000.00	$1,037.30	$7.97
Class I	$1,000.00	$1,011.00	$1.09

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.89
Class C	$1,000.00	$1,017.20	$7.89
Class I	$1,000.00	$1,021.70	$3.40

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares and 0.67% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares and 0.67% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance New Jersey Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,039.60	$4.35
Class B	$1,000.00	$1,036.70	$8.17
Class C	$1,000.00	$1,036.70	$8.17
Class I	$1,000.00	$1,012.10	$1.15

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.31
Class B	$1,000.00	$1,017.00	$8.09
Class C	$1,000.00	$1,017.00	$8.09
Class I	$1,000.00	$1,021.50	$3.60

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares and 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares and 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,040.60	$3.99
Class B	$1,000.00	$1,037.70	$7.82
Class C	$1,000.00	$1,036.80	$7.81
Class I	$1,000.00	$1,013.00	$1.04

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,017.40	$7.74
Class C	$1,000.00	$1,017.40	$7.74
Class I	$1,000.00	$1,021.90	$3.24

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,035.90	$4.24
Class B	$1,000.00	$1,032.00	$8.00
Class C	$1,000.00	$1,031.90	$8.05
Class I	$1,000.00	$1,011.30	$1.11

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.20
Class B	$1,000.00	$1,017.20	$7.94
Class C	$1,000.00	$1,017.10	$7.99
Class I	$1,000.00	$1,021.70	$3.45

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.57% for Class B shares, 1.58% for Class C shares and 0.68% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.57% for Class B shares, 1.58% for Class C shares and 0.68% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance California Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal Amount
(000’s omitted)	Security	Value

Education — 6.6%

$500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$547,815
500	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	542,605
500	University of California, 5.00%, 5/15/21	576,565

		$1,666,985

Electric Utilities — 4.5%

$500	Los Angeles Department of Water and Power Revenue, 5.25%, 7/1/23	$596,845
500	Vernon, Electric System Revenue, 5.125%, 8/1/21	533,555

		$1,130,400

Escrowed / Prerefunded — 3.0%

$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$271,193
430	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	474,754

		$745,947

General Obligations — 3.4%

$750	Palo Alto, (Election of 2008), 5.00%, 8/1/28	$859,373

		$859,373

Hospital — 16.7%

$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$527,685
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	549,230
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	546,480
640	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	662,093
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	544,490
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	565,145
200	San Benito Health Care District, 5.375%, 10/1/12	200,160
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	309,168
250	Washington Township Health Care District, 5.50%, 7/1/19	280,192

		$4,184,643

Housing — 2.7%

$720	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$684,432

		$684,432

Insured-Education — 3.9%

$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$409,198
500	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	575,825

		$985,023

Insured-Electric Utilities — 9.1%

$450	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$465,066
600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	688,914
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	549,445
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	576,710

		$2,280,135

Insured-General Obligations — 11.2%

$400	Barstow Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$425,788
1,080	Fillmore Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	939,503
760	Fresno Unified School District, (NPFG), 5.80%, 2/1/16	854,445
1,000	San Mateo County Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	593,660

		$2,813,396

Insured-Lease Revenue / Certificates of Participation — 1.9%

$460	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$481,353

		$481,353

See notes to financial statements

Eaton Vance California Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 2.4%

$500	San Mateo County Transportation District, (NPFG), 5.25%, 6/1/17	$591,620

		$591,620

Insured-Transportation — 6.0%

$715	Port of Oakland, (NPFG), (AMT), 5.00%, 11/1/21	$734,148
675	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	771,140

		$1,505,288

Lease Revenue / Certificates of Participation — 2.3%

$500	California Public Works, (University of California), 5.25%, 6/1/20	$586,780

		$586,780

Senior Living / Life Care — 2.1%

$520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$537,207

		$537,207

Solid Waste — 2.9%

$315	Los Angeles, 5.00%, 2/1/20	$366,880
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350,494

		$717,374

Special Tax Revenue — 11.0%

$205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	$191,696
500	California Economic Recovery, 5.00%, 7/1/18	593,005
190	Corona Public Financing Authority, 5.70%, 9/1/13	191,571
100	Eastern Municipal Water District, 4.80%, 9/1/20	95,968
75	Eastern Municipal Water District, 4.85%, 9/1/21	71,324
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	202,798
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,327
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	80,538
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	405,655
125	Santa Margarita Water District, 6.10%, 9/1/14	128,014
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	201,988
100	Temecula Valley Unified School District, 4.75%, 9/1/21	96,323
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	200,342
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	252,800

		$2,752,349

Transportation — 5.8%

$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$577,115
500	Long Beach, Harbor Revenue, 5.00%, 5/15/23	579,735
290	Port Redwood City, (AMT), 5.40%, 6/1/19	292,772

		$1,449,622

Water and Sewer — 4.3%

$440	Gilroy, Water and Sewer Revenue, 5.00%, 8/1/22	$529,839
500	Metropolitan Water District of Southern California, 5.00%, 7/1/31	556,695

		$1,086,534

Total Tax-Exempt Investments — 99.8%
(identified cost $23,612,944)		$25,058,461

Other Assets, Less Liabilities — 0.2%		$56,276

Net Assets — 100.0%		$25,114,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 34.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 25.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 17.7%

$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,123,240
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,096,300
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,158,500
1,055	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,229,328
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,232,770
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	2,140,902
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	120,206
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	240,992
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	178,950
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	896,790
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,115,820
625	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	625,937
1,000	University of Massachusetts Building Authority, 5.00%, 5/1/20	1,184,280

		$12,344,015

Electric Utilities — 2.3%

$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$512,905
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,111,870

		$1,624,775

Escrowed / Prerefunded — 6.8%

$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$600,503
755	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	794,418
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,563,218
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	756,140

		$4,714,279

General Obligations — 9.7%

$500	Burlington, 5.00%, 2/1/15	$582,065
500	Burlington, 5.00%, 2/1/16	592,795
750	Falmouth, 5.25%, 2/1/16	806,108
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,176,740
750	Marshfield, 5.00%, 6/15/21	909,705
1,100	Wellesley, 5.00%, 6/1/16	1,315,083
1,150	Wellesley, 5.00%, 6/1/17	1,388,544

		$6,771,040

Hospital — 7.4%

$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$553,425
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	634,170
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	909,677
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,109,630
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	855,803
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,111,400

		$5,174,105

Industrial Development Revenue — 1.0%

$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$695,197

		$695,197

Insured-Education — 2.0%

$215	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	233,346

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,126,220

		$1,359,566

Insured-Electric Utilities — 6.3%

$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,055,000
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,049,290
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,306,840

		$4,411,130

Insured-Escrowed / Prerefunded — 4.2%

$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,061,950
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,078,050
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	768,407

		$2,908,407

Insured-General Obligations — 6.4%

$3,105	Boston, (NPFG), 0.125%, 3/1/22	$2,165,365
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,079,250
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,230,140

		$4,474,755

Insured-Hospital — 2.3%

$500	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$540,790
1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,059,300

		$1,600,090

Insured-Pooled Loans — 0.9%

$675	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$661,885

		$661,885

Insured-Solid Waste — 2.8%

$1,000	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/13	$1,041,560
890	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	919,504

		$1,961,064

Insured-Special Tax Revenue — 3.8%

$1,600	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$2,036,704
500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	594,665

		$2,631,369

Insured-Transportation — 1.5%

$1,000	Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	$1,033,880

		$1,033,880

Insured-Water and Sewer — 1.8%

$1,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,249,300

		$1,249,300

Other Revenue — 2.5%

$1,000	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,109,370
500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	606,950

		$1,716,320

Senior Living / Life Care — 1.6%

$555	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$557,997
275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	284,529
270	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	260,158

		$1,102,684

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Solid Waste — 1.4%

$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,004,920

		$1,004,920

Special Tax Revenue — 6.6%

$500	Massachusetts, Special Obligation, 5.00%, 6/1/14	$572,130
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/19	1,226,850
1,280	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,596,301
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,199,510

		$4,594,791

Transportation — 3.5%

$500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$582,010
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,836,460

		$2,418,470

Water and Sewer — 5.1%

$450	Boston Water and Sewer Commission, 5.00%, 11/1/20	$544,180
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	1,227,460
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,227,900
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	520,220

		$3,519,760

Total Tax-Exempt Investments — 97.6%
(identified cost $62,183,586)		$67,971,802

Other Assets, Less Liabilities — 2.4%		$1,672,048

Net Assets — 100.0%		$69,643,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 18.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 9.7%

$1,000	New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	$1,202,670
1,850	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	2,226,808
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	299,800
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,167,260

		$4,896,538

Electric Utilities — 0.9%

$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$434,528

		$434,528

Escrowed / Prerefunded — 5.7%

$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$417,508
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,993,379
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Prerefunded to 7/1/13, 5.75%, 7/1/23	477,632

		$2,888,519

General Obligations — 6.9%

$450	Franklin Township School District, 4.00%, 8/15/22	$499,896
1,000	Franklin Township School District, 5.00%, 8/15/22	1,210,780
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	586,505
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,164,320

		$3,461,501

Hospital — 5.8%

$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,033,840
265	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	277,784
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	517,760
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,124,210

		$2,953,594

Housing — 1.0%

$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$523,350

		$523,350

Industrial Development Revenue — 2.0%

$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$325,493
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	443,452
220	New Jersey Economic Development Water Facilities Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	240,159

		$1,009,104

Insured-Education — 5.0%

$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$549,191
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,063,960
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	920,889

		$2,534,040

Insured-Electric Utilities — 3.7%

$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$714,302
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,142,450

		$1,856,752

Insured-Escrowed / Prerefunded — 2.8%

$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,421,849

		$1,421,849

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 13.2%

$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$368,171
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	298,467
470	Hillsborough Township School District, (AGM), 5.375%, 10/1/18	585,197
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,275,330
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	752,166
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	942,777
500	New Jersey, (AGM), 5.00%, 1/15/22	564,600
500	New Jersey, (AGM), 5.00%, 1/15/23	560,735
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,336,429

		$6,683,872

Insured-Lease Revenue / Certificates of Participation — 3.5%

$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,167,240
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	610,200

		$1,777,440

Insured-Transportation — 2.3%

$1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	$1,187,000

		$1,187,000

Insured-Water and Sewer — 9.5%

$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,175,803
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	1,081,640
1,020	Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,193,522
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	476,323
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	454,848
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	432,412

		$4,814,548

Lease Revenue / Certificates of Participation — 5.1%

$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,378,641
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,181,220

		$2,559,861

Nursing Home — 1.0%

$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$508,835

		$508,835

Pooled Loans — 7.0%

$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,455,560
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,094,130

		$3,549,690

Senior Living / Life Care — 1.9%

$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$538,866
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	406,992

		$945,858

Special Tax Revenue — 0.8%

$180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$185,229
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	197,820

		$383,049

Transportation — 9.3%

$1,500	New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,724,910
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,170,460
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,094,610

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation (continued)

$700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	$702,513

		$4,692,493

Total Tax-Exempt Investments — 97.1%
(identified cost $44,998,676)		$49,082,421

Other Assets, Less Liabilities — 2.9%		$1,446,268

Net Assets — 100.0%		$50,528,689

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 41.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 22.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 2.6%

$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,251,480
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	553,596

		$2,805,076

Education — 6.1%

$1,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,774,950
455	New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	557,084
1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,112,320
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,718,355
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	683,808
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	676,087

		$6,522,604

Electric Utilities — 2.3%

$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	$2,503,900

		$2,503,900

Escrowed / Prerefunded — 4.4%

$1,000	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/1/11, 5.375%, 2/1/13	$1,027,210
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,076,120
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,377,546
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,213,320

		$4,694,196

General Obligations — 3.4%

$1,500	New York City, 5.00%, 8/1/20	$1,789,080
1,750	Three Village Central School District (Brookhaven & Smithtown), 4.00%, 5/1/22	1,911,350

		$3,700,430

Health Care-Miscellaneous — 0.4%

$100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$101,714
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	371,500

		$473,214

Hospital — 8.2%

$340	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$340,680
135	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	135,343
565	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	575,775
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,291,460
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,020,240
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	204,048
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	509,000
380	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	401,622
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,152,900
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,435,134
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	772,927

		$8,839,129

Housing — 1.7%

$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,049,090
795	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	819,001

		$1,868,091

Industrial Development Revenue — 5.8%

$1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,651,200
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,359,462
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,021,240
1,200	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,040,088

See notes to financial statements

Eaton Vance New York Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$1,166,438

		$6,238,428

Insured-Education — 10.6%

$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,057,240
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,114,150
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,567,524
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,215,620
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,263,395
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,705,682
1,000	New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,219,300
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,109,290
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,072,880

		$11,325,081

Insured-Electric Utilities — 5.7%

$500	Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$462,000
2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	2,761,075
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,435,962
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,439,925

		$6,098,962

Insured-Escrowed / Prerefunded — 0.3%

$250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$312,368

		$312,368

Insured-General Obligations — 3.4%

$500	Clarence Central School District, (AGM), 5.00%, 5/15/17	$532,630
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,219,560
1,660	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,850,120

		$3,602,310

Insured-Hospital — 2.3%

$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,894,848
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	518,070

		$2,412,918

Insured-Lease Revenue / Certificates of Participation — 2.0%

$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,150,610
1,000	New York Dormitory Authority, (Municipal Health Facilities), (AGM), 5.50%, 1/15/13	1,041,450

		$2,192,060

Insured-Special Tax Revenue — 5.9%

$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,197,530
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,469,800
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,672,305

		$6,339,635

Insured-Transportation — 8.0%

$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,193,760
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,130,990
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,115,630
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,738,166
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,352,326

		$8,530,872

See notes to financial statements

Eaton Vance New York Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation — 1.5%

$500	New York Urban Development Corp., 5.00%, 1/1/18	$584,955
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50% to 1/1/11 (Put Date), 1/1/17	1,038,469

		$1,623,424

Other Revenue — 5.2%

$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$664,530
750	Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	828,623
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	1,126,100
540	New York City Transitional Finance Authority, 6.00%, 7/15/33	631,535
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,297,655

		$5,548,443

Senior Living / Life Care — 0.3%

$350	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$350,214

		$350,214

Solid Waste — 1.9%

$2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	$2,052,400

		$2,052,400

Special Tax Revenue — 8.0%

$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,234,916
1,900	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	2,185,399
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	534,110
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,506,850
1,000	New York Thruway Authority, 5.00%, 3/15/20	1,168,160

		$8,629,435

Transportation — 2.1%

$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,104,980
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,094,610

		$2,199,590

Water and Sewer — 6.2%

$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,202,990
350	Monroe County Water Authority, 5.00%, 8/1/19	419,069
2,430	New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,817,780
515	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	566,608
1,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,123,360
500	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	539,085

		$6,668,892

Total Tax-Exempt Investments — 98.3%
(identified cost $98,396,000)		$105,531,672

Other Assets, Less Liabilities — 1.7%		$1,782,606

Net Assets — 100.0%		$107,314,278

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 16.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.4%

$300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$290,067

		$290,067

Education — 8.4%

$1,150	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,369,477
1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,141,057
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,159,910
750	University of Pittsburgh, 5.50%, 9/15/23	900,750
1,000	Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,097,900

		$5,669,094

Electric Utilities — 3.4%

$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$791,265
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,125,940
400	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	410,736

		$2,327,941

General Obligations — 8.8%

$500	Bucks County, 5.125%, 5/1/21	$592,205
1,530	Chester County, 5.00%, 7/15/28	1,742,670
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,170,500
400	Montgomery County, 4.375%, 12/1/31(1)	422,132
1,780	Mount Lebanon School District, 5.00%, 2/15/28	1,990,805

		$5,918,312

Hospital — 8.6%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$572,040
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	569,255
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	564,320
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	683,539
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	202,386
750	Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	799,530
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,080,620
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	513,660
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	837,192

		$5,822,542

Housing — 2.8%

$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,373,128
500	Pennsylvania Housing Financing Agency, 4.75%, 10/1/25(2)	500,000

		$1,873,128

Industrial Development Revenue — 1.8%

$500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$590,185
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	650,055

		$1,240,240

Insured-Cogeneration — 1.8%

$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,212,458

		$1,212,458

Insured-Education — 7.0%

$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,214,080
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,113,640
500	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	589,040
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	834,757

		$4,751,517

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 2.2%

$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (NPFG), 5.35%, 11/1/10	$1,505,775

		$1,505,775

Insured-Escrowed / Prerefunded — 12.9%

$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,052,920
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	508,360
1,000	Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,126,270
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,068,250
1,000	Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,043,390
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,962,400

		$8,761,590

Insured-General Obligations — 20.0%

$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,395,375
1,020	Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	901,476
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,307,463
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,377,373
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,337,168
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,053,300
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,238,470
1,000	Philadelphia School District, (AGM), 5.50%, 6/1/21	1,218,600
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	982,750
1,250	Red Lion Area School District, (AGM), 5.00%, 5/1/23	1,424,100
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,309,537

		$13,545,612

Insured-Hospital — 1.3%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$306,058
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	535,125

		$841,183

Insured-Other Revenue — 3.5%

$750	Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	$853,530
1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,539,105

		$2,392,635

Insured-Transportation — 4.9%

$590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$611,883
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,207,430
1,000	Philadelphia Airport, (FGIC), (NPFG), (AMT), 5.375%, 7/1/14	1,002,580
500	Southeastern Pennsylvania Transportation Authority, (FGIC), (NPFG), 5.25%, 3/1/16	502,915

		$3,324,808

Insured-Water and Sewer — 4.8%

$500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$546,760
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	258,053
2,000	Altoona City Authority Water Revenue, (AGM), 5.25%, 11/1/19(3)	2,422,440

		$3,227,253

Senior Living / Life Care — 0.6%

$390	Cliff House Trust, (AMT), 6.625%, 6/1/27	$205,717
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	191,201

		$396,918

Special Tax Revenue — 1.3%

$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$860,273

		$860,273

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 0.8%

$500	Pennsylvania Turnpike Commission, 5.00%, 12/1/22	$559,830

		$559,830

Total Tax-Exempt Investments — 95.3%
(identified cost $60,306,028)		$64,521,176

Other Assets, Less Liabilities — 4.7%		$3,194,989

Net Assets — 100.0%		$67,716,165

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 61.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 22.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

	California	Massachusetts	New Jersey
As of September 30, 2010	Limited Fund	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$23,612,944	$62,183,586	$44,998,676
Unrealized appreciation	1,445,517	5,788,216	4,083,745

Investments, at value	$25,058,461	$67,971,802	$49,082,421

Cash	$69,688	$1,139,369	$1,079,871
Interest receivable	304,955	774,588	517,575
Receivable for investments sold	29,574	—	—
Receivable for Fund shares sold	—	71,128	5,201
Receivable for variation margin on open financial futures contracts	1,969	2,141	7,656

Total assets	$25,464,647	$69,959,028	$50,692,724

Liabilities

Payable for Fund shares redeemed	$284,969	$131,547	$23,775
Distributions payable	23,482	89,582	67,554
Payable to affiliates:
Investment adviser fee	9,516	24,602	17,881
Distribution and service fees	4,874	18,731	8,718
Accrued expenses	27,069	50,716	46,107

Total liabilities	$349,910	$315,178	$164,035

Net Assets	$25,114,737	$69,643,850	$50,528,689

Sources of Net Assets

Paid-in capital	$26,018,415	$68,974,579	$49,195,142
Accumulated net realized loss	(2,308,089)	(5,058,974)	(2,659,100)
Accumulated distributions in excess of net investment income	(19,387)	(1,918)	(6,634)
Net unrealized appreciation	1,423,798	5,730,163	3,999,281

Net Assets	$25,114,737	$69,643,850	$50,528,689

Class A Shares

Net Assets	$22,564,205	$53,250,198	$46,546,120
Shares Outstanding	2,208,952	5,179,081	4,557,687
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$10.28	$10.21
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.45	$10.52	$10.45

Class B Shares

Net Assets	$232,739	$310,560	$510,650
Shares Outstanding	22,852	30,232	49,986
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.18	$10.27	$10.22

Class C Shares

Net Assets	$2,317,793	$16,082,085	$3,470,911
Shares Outstanding	234,673	1,633,041	339,939
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.88	$9.85	$10.21

Class I Shares

Net Assets	$—	$1,007	$1,008
Shares Outstanding	—	98	99
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$—	$10.28	$10.21

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

	New York	Pennsylvania
As of September 30, 2010	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$98,396,000	$60,306,028
Unrealized appreciation	7,135,672	4,215,148

Investments, at value	$105,531,672	$64,521,176

Cash	$604,308	$2,035,083
Interest receivable	1,437,729	737,205
Receivable for investments sold	—	1,010,000
Receivable for Fund shares sold	58,574	265,076
Receivable for variation margin on open financial futures contracts	5,828	2,500

Total assets	$107,638,111	$68,571,040

Liabilities

Payable for when-issued securities	$—	$500,000
Payable for Fund shares redeemed	53,564	166,631
Distributions payable	140,771	94,465
Payable to affiliates:
Investment adviser fee	38,053	24,197
Distribution and service fees	32,055	20,418
Accrued expenses	59,390	49,164

Total liabilities	$323,833	$854,875

Net Assets	$107,314,278	$67,716,165

Sources of Net Assets

Paid-in capital	$107,663,845	$67,372,627
Accumulated net realized loss	(7,303,952)	(3,731,432)
Accumulated distributions in excess of net investment income	(73,922)	(96,729)
Net unrealized appreciation	7,028,307	4,171,699

Net Assets	$107,314,278	$67,716,165

Class A Shares

Net Assets	$77,180,322	$48,078,146
Shares Outstanding	7,403,992	4,698,639
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.23
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.66	$10.47

Class B Shares

Net Assets	$1,550,660	$476,311
Shares Outstanding	148,865	46,546
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.23

Class C Shares

Net Assets	$28,582,287	$19,160,701
Shares Outstanding	2,883,820	1,974,430
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.91	$9.70

Class I Shares

Net Assets	$1,009	$1,007
Shares Outstanding	97	98
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.42	$10.23

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	California	Massachusetts	New Jersey
For the Six Months Ended September 30, 2010	Limited Fund	Limited Fund	Limited Fund

Investment Income

Interest	$594,326	$1,441,056	$1,079,614

Total investment income	$594,326	$1,441,056	$1,079,614

Expenses

Investment adviser fee	$57,847	$146,406	$108,085
Distribution and service fees
Class A	18,190	40,077	35,020
Class B	1,147	1,634	2,791
Class C	10,625	69,902	15,754
Trustees’ fees and expenses	734	1,475	1,127
Custodian fee	13,707	27,411	20,375
Transfer and dividend disbursing agent fees	5,973	13,519	10,061
Legal and accounting services	21,042	19,958	20,987
Printing and postage	7,680	4,205	3,763
Registration fees	—	5,339	4,605
Miscellaneous	5,405	10,070	8,544

Total expenses	$142,350	$339,996	$231,112

Deduct —
Reduction of custodian fee	$232	$98	$277

Total expense reductions	$232	$98	$277

Net expenses	$142,118	$339,898	$230,835

Net investment income	$452,208	$1,101,158	$848,779

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$215,471	$(30,495)	$62,701
Financial futures contracts	(273,893)	(765,332)	(748,011)

Net realized loss	$(58,422)	$(795,827)	$(685,310)

Change in unrealized appreciation (depreciation) —
Investments	$829,880	$2,464,476	$1,861,696
Financial futures contracts	(18,249)	(45,211)	(51,406)

Net change in unrealized appreciation (depreciation)	$811,631	$2,419,265	$1,810,290

Net realized and unrealized gain	$753,209	$1,623,438	$1,124,980

Net increase in net assets from operations	$1,205,417	$2,724,596	$1,973,759

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	New York	Pennsylvania
For the Six Months Ended September 30, 2010	Limited Fund	Limited Fund

Investment Income

Interest	$2,218,189	$1,496,959

Total investment income	$2,218,189	$1,496,959

Expenses

Investment adviser fee	$223,021	$143,808
Distribution and service fees
Class A	55,682	35,501
Class B	7,626	1,919
Class C	130,002	83,868
Trustees’ fees and expenses	2,114	1,420
Custodian fee	35,350	25,619
Transfer and dividend disbursing agent fees	21,997	16,372
Legal and accounting services	27,143	20,879
Printing and postage	5,882	4,912
Registration fees	5,091	1,664
Miscellaneous	11,314	9,721

Total expenses	$525,222	$345,683

Deduct —
Reduction of custodian fee	$615	$480

Total expense reductions	$615	$480

Net expenses	$524,607	$345,203

Net investment income	$1,693,582	$1,151,756

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(9,642)	$24,599
Financial futures contracts	(1,394,968)	(889,929)

Net realized loss	$(1,404,610)	$(865,330)

Change in unrealized appreciation (depreciation) —
Investments	$3,890,612	$2,009,341
Financial futures contracts	(71,403)	(32,840)

Net change in unrealized appreciation (depreciation)	$3,819,209	$1,976,501

Net realized and unrealized gain	$2,414,599	$1,111,171

Net increase in net assets from operations	$4,108,181	$2,262,927

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2010	California	Massachusetts	New Jersey
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$452,208	$1,101,158	$848,779
Net realized loss from investment transactions and financial futures contracts	(58,422)	(795,827)	(685,310)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	811,631	2,419,265	1,810,290

Net increase in net assets from operations	$1,205,417	$2,724,596	$1,973,759

Distributions to shareholders —
From net investment income
Class A	$(396,723)	$(887,237)	$(789,520)
Class B	(3,222)	(4,680)	(8,086)
Class C	(29,839)	(199,324)	(45,894)
Class I	—	(6)	(6)

Total distributions to shareholders	$(429,784)	$(1,091,247)	$(843,506)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,320,332	$3,247,655	$4,227,696
Class B	33,911	28,176	196,015
Class C	231,319	1,336,686	530,573
Class I	—	1,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	229,906	623,909	531,461
Class B	1,277	4,695	5,976
Class C	14,011	133,615	38,350
Cost of shares redeemed
Class A	(4,132,416)	(4,744,589)	(8,265,861)
Class B	(66,755)	(35,078)	(130,136)
Class C	(322,732)	(562,644)	(540,937)
Net asset value of shares exchanged
Class A	13,355	146,022	267,889
Class B	(13,355)	(146,022)	(267,889)

Net increase (decrease) in net assets from Fund share transactions	$(1,691,147)	$33,425	$(3,405,863)

Net increase (decrease) in net assets	$(915,514)	$1,666,774	$(2,275,610)

Net Assets

At beginning of period	$26,030,251	$67,977,076	$52,804,299

At end of period	$25,114,737	$69,643,850	$50,528,689

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(19,387)	$(1,918)	$(6,634)

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2010	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$1,693,582	$1,151,756
Net realized loss from investment transactions and financial futures contracts	(1,404,610)	(865,330)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,819,209	1,976,501

Net increase in net assets from operations	$4,108,181	$2,262,927

Distributions to shareholders —
From net investment income
Class A	$(1,281,791)	$(867,561)
Class B	(22,938)	(6,231)
Class C	(391,055)	(271,836)
Class I	(6)	(6)

Total distributions to shareholders	$(1,695,790)	$(1,145,634)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,658,946	$5,174,611
Class B	14,571	91,968
Class C	2,420,066	1,931,075
Class I	1,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	987,822	610,432
Class B	13,682	5,696
Class C	256,250	153,009
Cost of shares redeemed
Class A	(5,562,059)	(6,323,417)
Class B	(116,171)	(20,178)
Class C	(3,081,603)	(1,246,341)
Net asset value of shares exchanged
Class A	146,387	36,661
Class B	(146,387)	(36,661)

Net increase in net assets from Fund share transactions	$3,592,504	$377,855

Net increase in net assets	$6,004,895	$1,495,148

Net Assets

At beginning of period	$101,309,383	$66,221,017

At end of period	$107,314,278	$67,716,165

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(73,922)	$(96,729)

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended March 31, 2010	California	Massachusetts	New Jersey
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$861,849	$2,118,637	$1,711,958
Net realized gain from investment transactions and financial futures contracts	211,218	121,568	356,778
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,309,074	2,882,272	1,936,368

Net increase in net assets from operations	$2,382,141	$5,122,477	$4,005,104

Distributions to shareholders —
From net investment income
Class A	$(829,431)	$(1,771,858)	$(1,656,007)
Class B	(15,968)	(18,265)	(19,561)
Class C	(53,155)	(392,962)	(52,520)

Total distributions to shareholders	$(898,554)	$(2,183,085)	$(1,728,088)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,642,152	$10,047,532	$9,033,711
Class B	194,488	225,178	265,807
Class C	1,264,574	3,182,147	2,923,165
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	469,023	1,223,416	1,046,300
Class B	5,544	13,254	12,852
Class C	26,681	263,067	41,216
Cost of shares redeemed
Class A	(4,270,925)	(8,157,262)	(5,514,945)
Class B	(605,022)	(208,712)	(34,410)
Class C	(877,393)	(1,872,766)	(159,331)
Net asset value of shares exchanged
Class A	227,825	473,563	233,990
Class B	(227,825)	(473,563)	(233,990)

Net increase in net assets from Fund share transactions	$1,849,122	$4,715,854	$7,614,365

Net increase in net assets	$3,332,709	$7,655,246	$9,891,381

Net Assets

At beginning of year	$22,697,542	$60,321,830	$42,912,918

At end of year	$26,030,251	$67,977,076	$52,804,299

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(41,811)	$(11,829)	$(11,907)

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended March 31, 2010	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$3,319,892	$2,071,071
Net realized gain from investment transactions and financial futures contracts	519,955	297,141
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,513,620	1,585,385

Net increase in net assets from operations	$9,353,467	$3,953,597

Distributions to shareholders —
From net investment income
Class A	$(2,552,877)	$(1,614,013)
Class B	(53,445)	(16,553)
Class C	(749,675)	(480,525)

Total distributions to shareholders	$(3,355,997)	$(2,111,091)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,188,465	$15,001,981
Class B	703,304	560,965
Class C	7,801,224	5,972,721
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,931,191	1,058,988
Class B	33,552	12,794
Class C	472,740	237,780
Cost of shares redeemed
Class A	(12,849,051)	(6,697,801)
Class B	(643,583)	(88,986)
Class C	(4,240,680)	(2,574,750)
Net asset value of shares exchanged
Class A	442,153	626,081
Class B	(442,153)	(626,081)

Net increase in net assets from Fund share transactions	$7,397,162	$13,483,692

Net increase in net assets	$13,394,632	$15,326,198

Net Assets

At beginning of year	$87,914,751	$50,894,819

At end of year	$101,309,383	$66,221,017

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(71,714)	$(102,851)

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$9.930		$9.290	$10.030	$10.410		$10.330	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.174		$0.359	$0.376	$0.381		$0.378	$0.377
Net realized and unrealized gain (loss)	0.271		0.655	(0.734)	(0.380)		0.082	0.036

Total income (loss) from operations	$0.445		$1.014	$(0.358)	$0.001		$0.460	$0.413

Less Distributions

From net investment income	$(0.165)		$(0.374)	$(0.382)	$(0.381)		$(0.380)	$(0.373)

Total distributions	$(0.165)		$(0.374)	$(0.382)	$(0.381)		$(0.380)	$(0.373)

Net asset value — End of period	$10.210		$9.930	$9.290	$10.030		$10.410	$10.330

Total Return(2)	4.59	%(3)	11.04%	(3.67)%	0.00	%(4)	4.52%	4.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,564		$23,432	$20,017	$36,615		$35,937	$33,830
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.99	%(5)	1.03%	0.94%	0.85%		0.93%	0.86%
Expenses after custodian fee reduction	0.99	%(5)	1.03%	0.93%	0.82%		0.90%	0.84%
Net investment income	3.44	%(5)	3.66%	3.87%	3.70%		3.65%	3.64%
Portfolio Turnover	9	%(3)	22%	7%	55%		32%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Amount is less than 0.01%.

(5)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.900		$9.260	$10.000	$10.370	$10.300	$10.260

Income (Loss) From Operations

Net investment income(1)	$0.135		$0.294	$0.299	$0.304	$0.303	$0.298
Net realized and unrealized gain (loss)	0.272		0.647	(0.733)	(0.372)	0.068	0.035

Total income (loss) from operations	$0.407		$0.941	$(0.434)	$(0.068)	$0.371	$0.333

Less Distributions

From net investment income	$(0.127)		$(0.301)	$(0.306)	$(0.302)	$(0.301)	$(0.293)

Total distributions	$(0.127)		$(0.301)	$(0.306)	$(0.302)	$(0.301)	$(0.293)

Net asset value — End of period	$10.180		$9.900	$9.260	$10.000	$10.370	$10.300

Total Return(2)	4.20	%(3)	10.26%	(4.42)%	(0.68)%	3.64%	3.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$233		$270	$860	$607	$770	$2,687
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.73	%(4)	1.78%	1.70%	1.60%	1.68%	1.61%
Expenses after custodian fee reduction	1.73	%(4)	1.78%	1.68%	1.57%	1.65%	1.59%
Net investment income	2.69	%(4)	3.04%	3.14%	2.96%	2.94%	2.89%
Portfolio Turnover	9	%(3)	22%	7%	55%	32%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.600		$8.980	$9.690	$10.050	$9.980	$9.950

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.276	$0.290	$0.294	$0.280	$0.282
Net realized and unrealized gain (loss)	0.271		0.636	(0.703)	(0.361)	0.082	0.034

Total income (loss) from operations	$0.403		$0.912	$(0.413)	$(0.067)	$0.362	$0.316

Less Distributions

From net investment income	$(0.123)		$(0.292)	$(0.297)	$(0.293)	$(0.292)	$(0.286)

Total distributions	$(0.123)		$(0.292)	$(0.297)	$(0.293)	$(0.292)	$(0.286)

Net asset value — End of period	$9.880		$9.600	$8.980	$9.690	$10.050	$9.980

Total Return(2)	4.30	%(3)	10.25%	(4.35)%	(0.69)%	3.67%	3.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,318		$2,328	$1,820	$1,449	$562	$22
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.74	%(4)	1.78%	1.70%	1.60%	1.68%	1.61%
Expenses after custodian fee reduction	1.74	%(4)	1.78%	1.68%	1.57%	1.65%	1.59%
Net investment income	2.69	%(4)	2.91%	3.12%	2.96%	2.78%	2.83%
Portfolio Turnover	9	%(3)	22%	7%	55%	32%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.040		$9.560	$9.970	$10.200	$10.110	$10.180

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.347	$0.360	$0.371	$0.372	$0.367
Net realized and unrealized gain (loss)	0.238		0.490	(0.407)	(0.231)	0.092	(0.074)

Total income (loss) from operations	$0.409		$0.837	$(0.047)	$0.140	$0.464	$0.293

Less Distributions

From net investment income	$(0.169)		$(0.357)	$(0.363)	$(0.370)	$(0.374)	$(0.363)

Total distributions	$(0.169)		$(0.357)	$(0.363)	$(0.370)	$(0.374)	$(0.363)

Net asset value — End of period	$10.280		$10.040	$9.560	$9.970	$10.200	$10.110

Total Return(2)	4.13	%(3)	8.83%	(0.50)%	1.39%	4.66%	2.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,250		$52,719	$46,857	$49,514	$45,300	$47,407
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.81	%(4)	0.82%	0.85%	0.84%	0.84%	0.82%
Expenses after custodian fee reduction	0.81	%(4)	0.82%	0.84%	0.83%	0.82%	0.81%
Net investment income	3.35	%(4)	3.47%	3.69%	3.67%	3.65%	3.59%
Portfolio Turnover	1	%(3)	11%	16%	14%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.030		$9.560	$9.960	$10.200	$10.110	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.275	$0.288	$0.297	$0.295	$0.289
Net realized and unrealized gain (loss)	0.238		0.479	(0.399)	(0.244)	0.092	(0.066)

Total income (loss) from operations	$0.371		$0.754	$(0.111)	$0.053	$0.387	$0.223

Less Distributions

From net investment income	$(0.131)		$(0.284)	$(0.289)	$(0.293)	$(0.297)	$(0.283)

Total distributions	$(0.131)		$(0.284)	$(0.289)	$(0.293)	$(0.297)	$(0.283)

Net asset value — End of period	$10.270		$10.030	$9.560	$9.960	$10.200	$10.110

Total Return(2)	3.74	%(3)	7.94%	(1.15)%	0.52%	3.87%	2.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$311		$451	$854	$1,628	$3,648	$7,234
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56	%(4)	1.57%	1.60%	1.60%	1.59%	1.57%
Expenses after custodian fee reduction	1.56	%(4)	1.57%	1.59%	1.58%	1.57%	1.56%
Net investment income	2.61	%(4)	2.76%	2.94%	2.94%	2.91%	2.83%
Portfolio Turnover	1	%(3)	11%	16%	14%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.620		$9.160	$9.550	$9.770	$9.690	$9.740

Income (Loss) From Operations

Net investment income(1)	$0.127		$0.260	$0.274	$0.284	$0.284	$0.278
Net realized and unrealized gain (loss)	0.228		0.472	(0.387)	(0.223)	0.081	(0.057)

Total income (loss) from operations	$0.355		$0.732	$(0.113)	$0.061	$0.365	$0.221

Less Distributions

From net investment income	$(0.125)		$(0.272)	$(0.277)	$(0.281)	$(0.285)	$(0.271)

Total distributions	$(0.125)		$(0.272)	$(0.277)	$(0.281)	$(0.285)	$(0.271)

Net asset value — End of period	$9.850		$9.620	$9.160	$9.550	$9.770	$9.690

Total Return(2)	3.73	%(3)	8.05%	(1.22)%	0.63%	3.81%	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,082		$14,807	$12,611	$12,995	$14,139	$19,901
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56	%(4)	1.57%	1.60%	1.60%	1.59%	1.57%
Expenses after custodian fee reduction	1.56	%(4)	1.57%	1.59%	1.58%	1.57%	1.56%
Net investment income	2.59	%(4)	2.71%	2.93%	2.93%	2.91%	2.84%
Portfolio Turnover	1	%(3)	11%	16%	14%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited
	Fund — Class I
	Period Ended
	September 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.210

Income (Loss) From Operations

Net investment income(2)	$0.058
Net realized and unrealized gain	0.070

Total income from operations	$0.128

Less Distributions

From net investment income	$(0.058)

Total distributions	$(0.058)

Net asset value — End of period	$10.280

Total Return(3)	1.10	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.67	%(6)
Net investment income	3.50	%(6)
Portfolio Turnover	1	%(4)(7)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the six months ended September 30, 2010.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.990		$9.490	$9.900	$10.210	$10.110	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.347	$0.363	$0.372	$0.392	$0.371
Net realized and unrealized gain (loss)	0.219		0.504	(0.401)	(0.298)	0.083	0.001

Total income (loss) from operations	$0.391		$0.851	$(0.038)	$0.074	$0.475	$0.372

Less Distributions

From net investment income	$(0.171)		$(0.351)	$(0.372)	$(0.384)	$(0.375)	$(0.362)

Total distributions	$(0.171)		$(0.351)	$(0.372)	$(0.384)	$(0.375)	$(0.362)

Net asset value — End of period	$10.210		$9.990	$9.490	$9.900	$10.210	$10.110

Total Return(2)	3.96	%(3)	9.05%	(0.39)%	0.74%	4.76%	3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,546		$48,745	$41,746	$42,612	$37,031	$37,080
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.85	%(4)	0.85%	0.89%	0.91%	0.91%	0.88%
Interest and fee expense(5)	—		—	—	0.02%	—	—
Total expenses before custodian fee reduction	0.85	%(4)	0.85%	0.89%	0.93%	0.91%	0.88%
Expenses after custodian fee reduction excluding interest and fees	0.85	%(4)	0.85%	0.87%	0.88%	0.90%	0.87%
Net investment income	3.40	%(4)	3.49%	3.76%	3.69%	3.85%	3.66%
Portfolio Turnover	0	%(3)(6)	6%	23%	12%	18%	25%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(6)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.990		$9.500	$9.900	$10.210	$10.100	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.272	$0.291	$0.302	$0.316	$0.294
Net realized and unrealized gain (loss)	0.230		0.496	(0.393)	(0.305)	0.093	(0.009)

Total income (loss) from operations	$0.363		$0.768	$(0.102)	$(0.003)	$0.409	$0.285

Less Distributions

From net investment income	$(0.133)		$(0.278)	$(0.298)	$(0.307)	$(0.299)	$(0.285)

Total distributions	$(0.133)		$(0.278)	$(0.298)	$(0.307)	$(0.299)	$(0.285)

Net asset value — End of period	$10.220		$9.990	$9.500	$9.900	$10.210	$10.100

Total Return(2)	3.67	%(3)	8.15%	(1.05)%	(0.03)%	4.09%	2.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$511		$694	$648	$801	$2,875	$5,992
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.60	%(4)	1.60%	1.64%	1.66%	1.66%	1.63%
Interest and fee expense(5)	—		—	—	0.02%	—	—
Total expenses before custodian fee reduction	1.60	%(4)	1.60%	1.64%	1.68%	1.66%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.60	%(4)	1.60%	1.62%	1.64%	1.65%	1.62%
Net investment income	2.63	%(4)	2.74%	3.01%	2.99%	3.11%	2.91%
Portfolio Turnover	0	%(3)(6)	6%	23%	12%	18%	25%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(6)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010					Period Ended
	(Unaudited)		2010	2009	2008	March 31, 2007(1)

Net asset value — Beginning of period	$9.980		$9.490	$9.910	$10.210	$10.110

Income (Loss) From Operations

Net investment income(2)	$0.134		$0.270	$0.291	$0.289	$0.210
Net realized and unrealized gain (loss)	0.229		0.498	(0.412)	(0.282)	0.089

Total income (loss) from operations	$0.363		$0.768	$(0.121)	$0.007	$0.299

Less Distributions

From net investment income	$(0.133)		$(0.278)	$(0.299)	$(0.307)	$(0.199)

Total distributions	$(0.133)		$(0.278)	$(0.299)	$(0.307)	$(0.199)

Net asset value — End of period	$10.210		$9.980	$9.490	$9.910	$10.210

Total Return(3)	3.67	%(4)	8.15%	(1.24)%	0.08%	2.84	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,471		$3,365	$519	$144	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.60	%(5)	1.59%	1.64%	1.64%	1.63	%(5)
Interest and fee expense(6)	—		—	—	0.02%	—
Total expenses before custodian fee reduction	1.60	%(5)	1.59%	1.64%	1.66%	1.63	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.60	%(5)	1.59%	1.62%	1.61%	1.62	%(5)
Net investment income	2.64	%(5)	2.70%	3.03%	2.87%	3.09	%(5)
Portfolio Turnover	0	%(4)(8)	6%	23%	12%	18	%(7)

(1)	For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(7)	For the year ended March 31, 2007.

(8)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited
	Fund — Class I
	Period Ended
	September 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.130

Income (Loss) From Operations

Net investment income(2)	$0.057
Net realized and unrealized gain	0.080

Total income from operations	$0.137

Less Distributions

From net investment income	$(0.057)

Total distributions	$(0.057)

Net asset value — End of period	$10.210

Total Return(3)	1.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.71	%(6)
Net investment income	3.44	%(6)
Portfolio Turnover	0	%(4)(7)(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the six months ended September 30, 2010.

(8)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.190		$9.550	$10.200	$10.600	$10.480	$10.540

Income (Loss) From Operations

Net investment income(1)	$0.178		$0.368	$0.387	$0.402	$0.395	$0.388
Net realized and unrealized gain (loss)	0.231		0.644	(0.642)	(0.405)	0.118	(0.059)

Total income (loss) from operations	$0.409		$1.012	$(0.255)	$(0.003)	$0.513	$0.329

Less Distributions

From net investment income	$(0.179)		$(0.372)	$(0.395)	$(0.397)	$(0.393)	$(0.389)

Total distributions	$(0.179)		$(0.372)	$(0.395)	$(0.397)	$(0.393)	$(0.389)

Net asset value — End of period	$10.420		$10.190	$9.550	$10.200	$10.600	$10.480

Total Return(2)	4.06	%(3)	10.72%	(2.56)%	(0.03)%	4.97%	3.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,180		$71,238	$63,159	$71,401	$72,201	$59,546
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.81%	0.80%	0.82%	0.82%	0.82%
Interest and fee expense(5)	—		—	—	0.01%	0.02%	—
Total expenses before custodian fee reduction	0.78	%(4)	0.81%	0.80%	0.83%	0.84%	0.82%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.81%	0.79%	0.81%	0.81%	0.81%
Net investment income	3.45	%(4)	3.66%	3.92%	3.85%	3.73%	3.67%
Portfolio Turnover	2	%(3)	6%	22%	14%	22%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.180		$9.540	$10.190	$10.590	$10.470	$10.530

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.293	$0.312	$0.324	$0.317	$0.308
Net realized and unrealized gain (loss)	0.240		0.644	(0.643)	(0.406)	0.117	(0.061)

Total income (loss) from operations	$0.380		$0.937	$(0.331)	$(0.082)	$0.434	$0.247

Less Distributions

From net investment income	$(0.140)		$(0.297)	$(0.319)	$(0.318)	$(0.314)	$(0.307)

Total distributions	$(0.140)		$(0.297)	$(0.319)	$(0.318)	$(0.314)	$(0.307)

Net asset value — End of period	$10.420		$10.180	$9.540	$10.190	$10.590	$10.470

Total Return(2)	3.77	%(3)	9.92%	(3.31)%	(0.79)%	4.19%	2.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,551		$1,746	$1,976	$2,017	$4,457	$8,978
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.56%	1.55%	1.57%	1.56%	1.57%
Interest and fee expense(5)	—		—	—	0.01%	0.02%	—
Total expenses before custodian fee reduction	1.53	%(4)	1.56%	1.55%	1.58%	1.58%	1.57%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.56%	1.54%	1.56%	1.57%	1.56%
Net investment income	2.71	%(4)	2.92%	3.17%	3.10%	3.00%	2.92%
Portfolio Turnover	2	%(3)	6%	22%	14%	22%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.690		$9.080	$9.690	$10.070	$9.960	$10.020

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.278	$0.297	$0.308	$0.301	$0.294
Net realized and unrealized gain (loss)	0.220		0.615	(0.603)	(0.385)	0.107	(0.062)

Total income (loss) from operations	$0.353		$0.893	$(0.306)	$(0.077)	$0.408	$0.232

Less Distributions

From net investment income	$(0.133)		$(0.283)	$(0.304)	$(0.303)	$(0.298)	$(0.292)

Total distributions	$(0.133)		$(0.283)	$(0.304)	$(0.303)	$(0.298)	$(0.292)

Net asset value — End of period	$9.910		$9.690	$9.080	$9.690	$10.070	$9.960

Total Return(2)	3.68	%(3)	9.92%	(3.22)%	(0.78)%	4.14%	2.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,582		$28,326	$22,780	$23,844	$22,155	$26,477
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.56%	1.55%	1.57%	1.56%	1.57%
Interest and fee expense(5)	—		—	—	0.01%	0.02%	—
Total expenses before custodian fee reduction	1.53	%(4)	1.56%	1.55%	1.58%	1.58%	1.57%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.56%	1.55%	1.56%	1.57%	1.56%
Net investment income	2.70	%(4)	2.90%	3.17%	3.10%	3.00%	2.92%
Portfolio Turnover	2	%(3)	6%	22%	14%	22%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class I

	Period Ended
	September 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.330

Income (Loss) From Operations

Net investment income(2)	$0.059
Net realized and unrealized gain	0.090

Total income from operations	$0.149

Less Distributions

From net investment income	$(0.059)

Total distributions	$(0.059)

Net asset value — End of period	$10.420

Total Return(3)	1.30	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.64	%(6)
Net investment income	3.51	%(6)
Portfolio Turnover	2	%(4)(7)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the six months ended September 30, 2010.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.060		$9.720	$10.030	$10.360	$10.270	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.372	$0.393	$0.393	$0.396	$0.394
Net realized and unrealized gain (loss)	0.170		0.348	(0.313)	(0.327)	0.087	(0.004)

Total income from operations	$0.357		$0.720	$0.080	$0.066	$0.483	$0.390

Less Distributions

From net investment income	$(0.187)		$(0.380)	$(0.390)	$(0.396)	$(0.393)	$(0.400)

Total distributions	$(0.187)		$(0.380)	$(0.390)	$(0.396)	$(0.393)	$(0.400)

Net asset value — End of period	$10.230		$10.060	$9.720	$10.030	$10.360	$10.270

Total Return(2)	3.59	%(3)	7.49%	0.83%	0.64%	4.78%	3.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,078		$47,779	$36,461	$39,272	$33,998	$34,592
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83	%(4)	0.84%	0.87%	0.88%	0.88%	0.87%
Expenses after custodian fee reduction	0.83	%(4)	0.84%	0.86%	0.85%	0.86%	0.85%
Net investment income	3.68	%(4)	3.71%	4.00%	3.84%	3.83%	3.82%
Portfolio Turnover	1	%(3)	6%	19%	12%	11%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.060		$9.720	$10.030	$10.360	$10.270	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.300	$0.319	$0.318	$0.319	$0.317
Net realized and unrealized gain (loss)	0.168		0.346	(0.314)	(0.329)	0.087	(0.005)

Total income (loss) from operations	$0.318		$0.646	$0.005	$(0.011)	$0.406	$0.312

Less Distributions

From net investment income	$(0.148)		$(0.306)	$(0.315)	$(0.319)	$(0.316)	$(0.322)

Total distributions	$(0.148)		$(0.306)	$(0.315)	$(0.319)	$(0.316)	$(0.322)

Net asset value — End of period	$10.230		$10.060	$9.720	$10.030	$10.360	$10.270

Total Return(2)	3.20	%(3)	6.70%	0.06%	(0.11)%	4.01%	3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$476		$428	$550	$1,159	$3,714	$6,962
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57	%(4)	1.59%	1.62%	1.63%	1.63%	1.62%
Expenses after custodian fee reduction	1.57	%(4)	1.59%	1.61%	1.60%	1.61%	1.60%
Net investment income	2.94	%(4)	3.00%	3.25%	3.10%	3.08%	3.07%
Portfolio Turnover	1	%(3)	6%	19%	12%	11%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.540		$9.210	$9.510	$9.820	$9.740	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.142		$0.282	$0.303	$0.301	$0.302	$0.300
Net realized and unrealized gain (loss)	0.159		0.337	(0.304)	(0.308)	0.078	(0.006)

Total income (loss) from operations	$0.301		$0.619	$(0.001)	$(0.007)	$0.380	$0.294

Less Distributions

From net investment income	$(0.141)		$(0.289)	$(0.299)	$(0.303)	$(0.300)	$(0.304)

Total distributions	$(0.141)		$(0.289)	$(0.299)	$(0.303)	$(0.300)	$(0.304)

Net asset value — End of period	$9.700		$9.540	$9.210	$9.510	$9.820	$9.740

Total Return(2)	3.19	%(3)	6.78%	(0.01)%	(0.08)%	3.95%	3.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,161		$18,014	$13,884	$13,427	$14,209	$15,894
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58	%(4)	1.59%	1.62%	1.63%	1.63%	1.62%
Expenses after custodian fee reduction	1.58	%(4)	1.59%	1.61%	1.60%	1.61%	1.60%
Net investment income	2.93	%(4)	2.96%	3.25%	3.10%	3.08%	3.07%
Portfolio Turnover	1	%(3)	6%	19%	12%	11%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class I

	Period Ended
	September 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.160

Income (Loss) From Operations

Net investment income(2)	$0.060
Net realized and unrealized gain	0.070

Total income from operations	$0.130

Less Distributions

From net investment income	$(0.060)

Total distributions	$(0.060)

Net asset value — End of period	$10.230

Total Return(3)	1.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.68	%(6)
Net investment income	3.65	%(6)
Portfolio Turnover	1	%(4)(7)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the six months ended September 30, 2010.

See notes to financial statements

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of September 30, 2010, the Trust consisted of seven funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation. The Funds offer four classes of shares except for the California Limited Fund, which offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

California Limited	$46,725	March 31, 2011
	13,351	March 31, 2012
	384,970	March 31, 2013
	176,040	March 31, 2015
	146,189	March 31, 2016
	461,024	March 31, 2017
	1,038,422	March 31, 2018

Massachusetts Limited	$398,029	March 31, 2011
	393,962	March 31, 2012
	1,336,686	March 31, 2013
	25,938	March 31, 2014
	103,860	March 31, 2016
	1,158,951	March 31, 2017
	869,381	March 31, 2018

New Jersey Limited	$129,576	March 31, 2011
	298,472	March 31, 2012
	728,451	March 31, 2013
	126,854	March 31, 2017
	771,617	March 31, 2018

New York Limited	$144,635	March 31, 2011
	483,774	March 31, 2012
	1,522,094	March 31, 2013
	97,867	March 31, 2015
	394,181	March 31, 2016
	718,716	March 31, 2017
	2,585,819	March 31, 2018

Pennsylvania Limited	$400,339	March 31, 2011
	154,413	March 31, 2012
	954,523	March 31, 2013
	29,139	March 31, 2015
	107,086	March 31, 2016
	310,885	March 31, 2017
	975,763	March 31, 2018

Additionally, at March 31, 2010, the Massachusetts Limited Fund, New Jersey Limited Fund and New York Limited Fund had net capital losses of $18,637, $4,298 and $24,509, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2011.

As of September 30, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to September 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended September 30, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

California Limited	$57,847	0.43%
Massachusetts Limited	146,406	0.42
New Jersey Limited	108,085	0.43
New York Limited	223,021	0.43
Pennsylvania Limited	143,808	0.43

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2010 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

California Limited	$221	$1,372
Massachusetts Limited	734	3,025
New Jersey Limited	520	2,500
New York Limited	1,049	2,378
Pennsylvania Limited	793	5,606

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

California Limited	$18,190
Massachusetts Limited	40,077
New Jersey Limited	35,020
New York Limited	55,682
Pennsylvania Limited	35,501

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

California Limited	$956	$8,854
Massachusetts Limited	1,361	58,253
New Jersey Limited	2,326	13,128
New York Limited	6,355	108,335
Pennsylvania Limited	1,599	69,891

At September 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

California Limited	$576,000	$191,000
Massachusetts Limited	598,000	5,405,000
New Jersey Limited	601,000	203,000
New York Limited	906,000	6,916,000
Pennsylvania Limited	405,000	6,762,000

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2010 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

California Limited	$191	$1,771
Massachusetts Limited	273	11,649
New Jersey Limited	465	2,626
New York Limited	1,271	21,667
Pennsylvania Limited	320	13,977

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

California Limited	$—	$50	$400
Massachusetts Limited	200	400	1,000
New Jersey Limited	—	2,000	—
New York Limited	—	1,000	1,000
Pennsylvania Limited	—	100	1,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2010 were as follows:

Fund	Purchases	Sales

California Limited	$2,384,385	$3,813,583
Massachusetts Limited	548,265	2,583,375
New Jersey Limited	220,000	3,696,391
New York Limited	5,930,876	2,219,170
Pennsylvania Limited	500,000	2,485,000

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	232,139	573,248
Issued to shareholders electing to receive payments of distributions in Fund shares	22,852	47,960
Redemptions	(408,212)	(437,727)
Exchange from Class B shares	1,310	23,271

Net increase (decrease)	(151,911)	206,752

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	3,395	20,149
Issued to shareholders electing to receive payments of distributions in Fund shares	127	570
Redemptions	(6,670)	(62,888)
Exchange to Class A shares	(1,313)	(23,337)

Net decrease	(4,461)	(65,506)

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

California Limited Fund (continued)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	23,831	133,085
Issued to shareholders electing to receive payments of distributions in Fund shares	1,441	2,816
Redemptions	(33,178)	(95,956)

Net increase (decrease)	(7,906)	39,945

Massachusetts Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	319,235	999,405
Issued to shareholders electing to receive payments of distributions in Fund shares	61,430	122,445
Redemptions	(466,451)	(819,299)
Exchange from Class B shares	14,497	47,364

Net increase (decrease)	(71,289)	349,915

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	2,773	22,476
Issued to shareholders electing to receive payments of distributions in Fund shares	463	1,331
Redemptions	(3,471)	(20,807)
Exchange to Class A shares	(14,501)	(47,392)

Net decrease	(14,736)	(44,392)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	137,374	330,825
Issued to shareholders electing to receive payments of distributions in Fund shares	13,733	27,469
Redemptions	(57,729)	(195,341)

Net increase	93,378	162,953

	Period Ended
	September 30, 2010
Class I	(Unaudited)(1)

Sales	98

Net increase	98

New Jersey Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	417,934	909,394
Issued to shareholders electing to receive payments of distributions in Fund shares	52,640	105,345
Redemptions	(820,956)	(553,338)
Exchange from Class B shares	26,543	23,418

Net increase (decrease)	(323,839)	484,819

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	19,333	26,889
Issued to shareholders electing to receive payments of distributions in Fund shares	592	1,295
Redemptions	(12,872)	(3,505)
Exchange to Class A shares	(26,532)	(23,412)

Net increase (decrease)	(19,479)	1,267

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	52,505	294,181
Issued to shareholders electing to receive payments of distributions in Fund shares	3,800	4,130
Redemptions	(53,416)	(15,958)

Net increase	2,889	282,353

	Period Ended
	September 30, 2010
Class I	(Unaudited)(1)

Sales	99

Net increase	99

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New York Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	841,825	1,408,361
Issued to shareholders electing to receive payments of distributions in Fund shares	95,958	192,066
Redemptions	(541,012)	(1,267,850)
Exchange from Class B shares	14,149	44,349

Net increase	410,920	376,926

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	1,423	69,454
Issued to shareholders electing to receive payments of distributions in Fund shares	1,331	3,345
Redemptions	(11,235)	(64,026)
Exchange to Class A shares	(14,160)	(44,372)

Net decrease	(22,641)	(35,599)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	247,720	810,949
Issued to shareholders electing to receive payments of distributions in Fund shares	26,186	49,421
Redemptions	(314,500)	(445,447)

Net increase (decrease)	(40,594)	414,923

	Period Ended
	September 30, 2010
Class I	(Unaudited)(1)

Sales	97

Net increase	97

Pennsylvania Limited Fund
	Six Months Ended
	September 30, 2010	Year Ended
Class A	(Unaudited)	March 31, 2010

Sales	510,009	1,493,917
Issued to shareholders electing to receive payments of distributions in Fund shares	60,231	105,591
Redemptions	(623,509)	(666,581)
Exchange from Class B shares	3,603	62,511

Net increase (decrease)	(49,666)	995,438

	Six Months Ended
	September 30, 2010	Year Ended
Class B	(Unaudited)	March 31, 2010

Sales	8,992	56,118
Issued to shareholders electing to receive payments of distributions in Fund shares	562	1,276
Redemptions	(1,986)	(8,929)
Exchange to Class A shares	(3,603)	(62,497)

Net increase (decrease)	3,965	(14,032)

	Six Months Ended
	September 30, 2010	Year Ended
Class C	(Unaudited)	March 31, 2010

Sales	200,635	626,823
Issued to shareholders electing to receive payments of distributions in Fund shares	15,915	24,994
Redemptions	(129,737)	(270,929)

Net increase	86,813	380,888

	Period Ended
	September 30, 2010
Class I	(Unaudited)(1)

Sales	98

Net increase	98

(1)	Class I of Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund and Pennsylvania Limited Fund commenced operations on August 3, 2010.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

California Limited Fund

Aggregate cost	$23,598,473

Gross unrealized appreciation	$1,522,382
Gross unrealized depreciation	(62,394)

Net unrealized appreciation	$1,459,988

Massachusetts Limited Fund

Aggregate cost	$62,151,086

Gross unrealized appreciation	$5,880,510
Gross unrealized depreciation	(59,794)

Net unrealized appreciation	$5,820,716

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Limited Fund

Aggregate cost	$44,941,002

Gross unrealized appreciation	$4,165,926
Gross unrealized depreciation	(24,507)

Net unrealized appreciation	$4,141,419

New York Limited Fund

Aggregate cost	$98,362,719

Gross unrealized appreciation	$7,579,399
Gross unrealized depreciation	(410,446)

Net unrealized appreciation	$7,168,953

Pennsylvania Limited Fund

Aggregate cost	$60,244,286

Gross unrealized appreciation	$4,669,867
Gross unrealized depreciation	(392,977)

Net unrealized appreciation	$4,276,890

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2010.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2010 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

California Limited	12/10	18 U.S. 10-Year Treasury Note	Short	$(2,247,125)	$(2,268,844)	$(21,719)

Massachusetts Limited	12/10	27 U.S. 10-Year Treasury Note	Short	$(3,370,687)	$(3,403,266)	$(32,579)
	12/10	13 U.S. 30-Year Treasury Bond	Short	(1,712,869)	(1,738,343)	(25,474)

New Jersey Limited	12/10	70 U.S. 10-Year Treasury Note	Short	$(8,738,818)	$(8,823,282)	$(84,464)

New York Limited	12/10	63 U.S. 10-Year Treasury Note	Short	$(7,864,936)	$(7,940,954)	$(76,018)
	12/10	17 U.S. 30-Year Treasury Bond	Short	(2,241,871)	(2,273,218)	(31,347)

Pennsylvania Limited	12/10	40 U.S. 10-Year Treasury Note	Short	$(4,993,609)	$(5,041,875)	$(48,266)
	12/10	30 U.S. 30-Year Treasury Bond	Short	(4,016,379)	(4,011,562)	4,817

At September 30, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2010 was as follows:

	Fair Value

	Asset Derivative(1)	Liability Derivative(1)

California Limited Fund
Futures Contracts	$—	$(21,719)

Total	$—	$(21,719)

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value

	Asset Derivative(1)	Liability Derivative(1)

Massachusetts Limited Fund
Futures Contracts	$—	$(58,053)

Total	$—	$(58,053)

New Jersey Limited Fund
Futures Contracts	$—	$(84,464)

Total	$—	$(84,464)

New York Limited Fund
Futures Contracts	$—	$(107,365)

Total	$—	$(107,365)

Pennsylvania Limited Fund
Futures Contracts	$4,817	$(48,266)

Total	$4,817	$(48,266)

(1)	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

California Limited	$(273,893)	$(18,249)
Massachusetts Limited	(765,332)	(45,211)
New Jersey Limited	(748,011)	(51,406)
New York Limited	(1,394,968)	(71,403)
Pennsylvania Limited	(889,929)	(32,840)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2010, which are indicative of the volume of this derivative type, were approximately as follows:

Average Notional Amount
Fund	Futures Contracts

California Limited	$2,186,000
Massachusetts Limited	5,186,000
New Jersey Limited	7,000,000
New York Limited	10,271,000
Pennsylvania Limited	6,986,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

California Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$25,058,461	$—	$25,058,461

Total Investments	$—	$25,058,461	$—	$25,058,461

Liability Description

Futures Contracts	$(21,719)	$—	$—	$(21,719)

Total	$(21,719)	$—	$—	$(21,719)

Eaton Vance Limited Maturity Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Massachusetts Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$67,971,802	$—	$67,971,802

Total Investments	$—	$67,971,802	$—	$67,971,802

Liability Description

Futures Contracts	$(58,053)	$—	$—	$(58,053)

Total	$(58,053)	$—	$—	$(58,053)

New Jersey Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,082,421	$—	$49,082,421

Total Investments	$—	$49,082,421	$—	$49,082,421

Liability Description

Futures Contracts	$(84,464)	$—	$—	$(84,464)

Total	$(84,464)	$—	$—	$(84,464)

New York Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$105,531,672	$—	$105,531,672

Total Investments	$—	$105,531,672	$—	$105,531,672

Liability Description

Futures Contracts	$(107,365)	$—	$—	$(107,365)

Total	$(107,365)	$—	$—	$(107,365)

Pennsylvania Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,521,176	$—	$64,521,176

Total Investments	$—	$64,521,176	$—	$64,521,176

Futures Contracts	$4,817	$—	$—	$4,817

Total	$4,817	$64,521,176	$—	$64,525,993

Liability Description

Futures Contracts	$(48,266)	$—	$—	$(48,266)

Total	$(48,266)	$—	$—	$(48,266)

The Funds held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

12   Plan of Reorganization

In June 2010, the Trustees of California Limited Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund) would acquire substantially all the assets and assume substantially all the liabilities of California Limited Fund in exchange for shares of National Limited Fund. The proposed reorganization was approved by the shareholders of California Limited Fund on October 15, 2010 and completed on November 5, 2010.

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Limited Maturity Municipal Income Fund (formerly Eaton Vance California Limited Maturity Municipals Fund)
•	Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (formerly Eaton Vance Massachusetts Limited Maturity Municipals Fund)
•	Eaton Vance New Jersey Limited Maturity Municipal Income Fund (formerly Eaton Vance New Jersey Limited Maturity Municipals Fund)
•	Eaton Vance New York Limited Maturity Municipal Income Fund (formerly Eaton Vance New York Limited Maturity Municipals Fund)
•	Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (formerly Eaton Vance Pennsylvania Limited Maturity Municipals Fund)

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities relative to other intermediate municipal bond funds. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense

Eaton Vance Limited Maturity Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipal Income Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus or summary prospectus, if available, contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

442-11/10	5LTFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: November 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 11, 2010

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: November 11, 2010